John Hancock

Multimanager Lifetime Portfolios

Quarterly portfolio holdings 5/31/19

Portfolios’ investments

Subadvisors of Affiliated Underlying Funds

Allianz Global Investors	(Allianz)
Axiom International Investors LLC	(Axiom)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North
America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pacific Investment Management Company LLC	(PIMCO)
Redwood Investment Management, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)

MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A)—97.7%
Equity—87.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	77,592	$3,019,117
Capital Appreciation, Class NAV, JHF II (Jennison)	124,512	1,832,816
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	298,972	3,348,489
Disciplined Value, Class NAV, JHF III (Boston Partners)	98,654	1,870,489
Disciplined Value International, Class NAV, JHIT (Boston Partners)	138,499	1,584,425
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	435,037	4,337,317
Equity Income, Class NAV, JHF II (T. Rowe Price)	155,215	2,724,022
Financial Industries, Class NAV, JHIT II (MIM US) (B)	51,925	907,648
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	68,960	772,355
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	33,760	1,506,709
Global Equity, Class NAV, JHF II (MIM US) (B)	124,974	1,370,967
Global Shareholder Yield, Class NAV, JHF III (Epoch)	57,684	614,909
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	53,873	521,493
International Growth, Class NAV, JHF III (Wellington)	64,693	1,677,481
International Growth Stock, Class NAV, JHF II (Invesco)	8,210	106,406
International Small Cap, Class NAV, JHF II (Franklin Templeton)	11,560	190,742
International Small Company, Class NAV, JHF II (DFA)	205,840	2,052,226
Mid Cap Stock, Class NAV, JHF II (Wellington)	139,068	2,999,690
Mid Value, Class NAV, JHF II (T. Rowe Price)	231,388	3,225,543
Small Cap Growth, Class NAV, JHF II (Redwood)	93,073	1,495,681
Small Cap Stock, Class NAV, JHF II (Wellington)	8,770	75,335
Small Cap Value, Class NAV, JHF II (Wellington)	84,171	1,598,413
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,487,357	26,639,594
Value Equity, Class NAV, JHIT (Barrow Hanley)	10,022	109,538
Fixed income—3.8%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	8,653	83,590
Bond, Class NAV, JHSB (MIM US) (B)	35,780	567,476
Core Bond, Class NAV, JHF II (Wells Capital)	47,197	615,453
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	41,780	381,874
Floating Rate Income, Class NAV, JHF II (Bain Capital)	26,313	218,926
High Yield, Class NAV, JHBT (MIM US) (B)	43,124	144,895

2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income—(continued)
Real Return Bond, Class NAV, JHF II (PIMCO)	1,955	$21,578
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	18,804	177,886
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	1,292	13,549
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	47,613	493,750
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	4,582	50,582
Alternative and specialty—6.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	42,061	381,917
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	262,062	2,479,109
Health Sciences, Class NAV, JHF II (T. Rowe Price)	205,767	895,086
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	266,167	947,556
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $77,360,943)		$72,054,632
UNAFFILIATED INVESTMENT COMPANIES—1.8%
Equity—1.5%
Fidelity Emerging Markets Index Fund	73,960	733,683
Fidelity Small Cap Index Fund	20,639	388,834
Fixed income—0.3%
Fidelity Inflation Protected Bond Index Fund	21,736	216,922
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,395,198)		$1,339,439
SHORT-TERM INVESTMENTS—0.5%
U.S. Government—0.5%
U.S. Treasury Bill, 2.335%, 08/08/2019 *	208,000	207,127
U.S. Treasury Bill, 2.366%, 07/18/2019 *	118,000	117,662
U.S. Treasury Bill, 2.398%, 06/13/2019 *	8,000	7,995
Money market funds—0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	33,539	33,539
TOTAL SHORT-TERM INVESTMENTS (Cost $366,250)		$366,323
Total investments (Cost $79,122,391)—100.0%		$73,760,394
Other assets and liabilities, net—0.0%		25,942
TOTAL NET ASSETS—100.0%		$73,786,336

MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A)—97.6%
Equity—87.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	203,308	$7,910,733
Capital Appreciation, Class NAV, JHF II (Jennison)	326,248	4,802,370

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity—(continued)
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	800,038	$8,960,426
Disciplined Value, Class NAV, JHF III (Boston Partners)	258,496	4,901,082
Disciplined Value International, Class NAV, JHIT (Boston Partners)	363,385	4,157,123
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,073,173	10,699,539
Equity Income, Class NAV, JHF II (T. Rowe Price)	406,696	7,137,521
Financial Industries, Class NAV, JHIT II (MIM US) (B)	137,646	2,406,044
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	184,034	2,061,181
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	88,458	3,947,900
Global Equity, Class NAV, JHF II (MIM US) (B)	327,459	3,592,226
Global Shareholder Yield, Class NAV, JHF III (Epoch)	179,415	1,912,562
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	147,773	1,430,444
International Growth, Class NAV, JHF III (Wellington)	170,204	4,413,392
International Growth Stock, Class NAV, JHF II (Invesco)	22,108	286,516
International Small Cap, Class NAV, JHF II (Franklin Templeton)	32,825	541,612
International Small Company, Class NAV, JHF II (DFA)	541,824	5,401,987
Mid Cap Stock, Class NAV, JHF II (Wellington)	366,143	7,897,704
Mid Value, Class NAV, JHF II (T. Rowe Price)	608,022	8,475,820
Small Cap Growth, Class NAV, JHF II (Redwood)	243,925	3,919,874
Small Cap Stock, Class NAV, JHF II (Wellington)	23,005	197,609
Small Cap Value, Class NAV, JHF II (Wellington)	220,547	4,188,183
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,517,408	69,801,437
Value Equity, Class NAV, JHIT (Barrow Hanley)	26,131	285,617
Fixed income—3.9%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	23,512	227,127
Bond, Class NAV, JHSB (MIM US) (B)	98,759	1,566,314
Core Bond, Class NAV, JHF II (Wells Capital)	127,687	1,665,044
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	118,234	1,080,656
Floating Rate Income, Class NAV, JHF II (Bain Capital)	71,656	596,175
High Yield, Class NAV, JHBT (MIM US) (B)	116,443	391,249
Real Return Bond, Class NAV, JHF II (PIMCO)	5,377	59,366
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	51,295	485,249
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	3,520	36,921

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income—(continued)
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	130,073	$1,348,862
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	12,467	137,638
Alternative and specialty—6.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	156,152	1,417,859
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	691,610	6,542,627
Health Sciences, Class NAV, JHF II (T. Rowe Price)	548,946	2,387,917
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	698,306	2,485,969
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $201,420,831)		$189,757,875
UNAFFILIATED INVESTMENT COMPANIES —1.9%
Equity—1.6%
Fidelity Emerging Markets Index Fund	209,778	2,080,998
Fidelity Small Cap Index Fund	55,968	1,054,433
Fixed income—0.3%
Fidelity Inflation Protected Bond Index Fund	60,044	599,241
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,890,179)		$3,734,672
SHORT-TERM INVESTMENTS—0.5%
U.S. Government—0.5%
U.S. Treasury Bill, 2.335%, 08/08/2019 *	514,000	511,844
U.S. Treasury Bill, 2.366%, 07/18/2019 *	344,000	343,015
U.S. Treasury Bill, 2.398%, 06/13/2019 *	34,000	33,979
Money market funds—0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	30,629	30,629
TOTAL SHORT-TERM INVESTMENTS (Cost $919,272)		$919,467
Total investments (Cost $206,230,282)—100.0%		$194,412,014
Other assets and liabilities, net—0.0%		27,246
TOTAL NET ASSETS—100.0%		$194,439,260

MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A)—97.5%
Equity—87.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	406,699	$15,824,675
Capital Appreciation, Class NAV, JHF II (Jennison)	652,586	9,606,072
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,601,023	17,931,461
Disciplined Value, Class NAV, JHF III (Boston Partners)	516,988	9,802,100

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity—(continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	730,488	$8,356,788
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,153,269	21,468,096
Equity Income, Class NAV, JHF II (T. Rowe Price)	811,358	14,239,338
Financial Industries, Class NAV, JHIT II (MIM US) (B)	310,463	5,426,891
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	368,903	4,131,714
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	177,305	7,913,113
Global Equity, Class NAV, JHF II (MIM US) (B)	661,938	7,261,464
Global Shareholder Yield, Class NAV, JHF III (Epoch)	385,592	4,110,413
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	290,626	2,813,260
International Growth, Class NAV, JHF III (Wellington)	340,970	8,841,362
International Growth Stock, Class NAV, JHF II (Invesco)	44,899	581,894
International Small Cap, Class NAV, JHF II (Franklin Templeton)	66,544	1,097,980
International Small Company, Class NAV, JHF II (DFA)	1,090,408	10,871,364
Mid Cap Stock, Class NAV, JHF II (Wellington)	739,410	15,949,069
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,216,240	16,954,384
Small Cap Growth, Class NAV, JHF II
(Redwood)	491,379	7,896,466
Small Cap Stock, Class NAV, JHF II (Wellington)	46,390	398,487
Small Cap Value, Class NAV, JHF II (Wellington)	441,041	8,375,374
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,087,187	140,163,776
Value Equity, Class NAV, JHIT (Barrow Hanley)	52,618	575,114
Fixed income—3.8%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	45,067	435,344
Bond, Class NAV, JHSB (MIM US) (B)	186,795	2,962,562
Core Bond, Class NAV, JHF II (Wells Capital)	242,440	3,161,418
Emerging Markets Debt, Class NAV, JHF II
(MIM US) (B)	245,673	2,245,450
Floating Rate Income, Class NAV, JHF II (Bain Capital)	136,573	1,136,290
High Yield, Class NAV, JHBT (MIM US) (B)	238,306	800,710
Real Return Bond, Class NAV, JHF II (PIMCO)	10,732	118,482
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	97,805	925,231
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	7,277	76,332
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	248,075	2,572,534
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	23,834	263,127

4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty—6.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	331,891	$3,013,570
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	1,398,919	13,233,770
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,095,942	4,767,348
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,399,999	4,983,996
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $390,694,474)		$381,286,819
UNAFFILIATED INVESTMENT COMPANIES—2.0%
Equity—1.7%
Fidelity Emerging Markets Index Fund	437,517	4,340,166
Fidelity Small Cap Index Fund	113,913	2,146,123
Fixed income—0.3%
Fidelity Inflation Protected Bond Index Fund	124,522	1,242,731
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $8,049,814)		$7,729,020
SHORT-TERM INVESTMENTS—0.5%
U.S. Government—0.5%
U.S. Treasury Bill, 2.335%, 08/08/2019 *	1,007,000	1,002,777
U.S. Treasury Bill, 2.366%, 07/18/2019 *	724,000	721,926
U.S. Treasury Bill, 2.398%, 06/13/2019 *	79,000	78,950
Money market funds—0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	29,553	29,553
TOTAL SHORT-TERM INVESTMENTS (Cost $1,832,812)		$1,833,206
Total investments (Cost $400,577,100)—100.0%		$390,849,045
Other assets and liabilities, net—0.0%		24,426
TOTAL NET ASSETS—100.0%		$390,873,471

MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A)—97.5%
Equity—87.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	744,685	$28,975,684
Capital Appreciation, Class NAV, JHF II (Jennison)	1,199,721	17,659,892
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,994,195	33,534,989
Disciplined Value, Class NAV, JHF III (Boston Partners)	947,019	17,955,486
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,350,036	15,444,414
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,972,354	39,604,373
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,495,166	26,240,166

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity—(continued)
Financial Industries, Class NAV, JHIT II (MIM US) (B)	575,936	$10,067,354
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	691,228	7,741,757
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	324,580	14,486,002
Global Equity, Class NAV, JHF II (MIM US) (B)	1,228,276	13,474,192
Global Shareholder Yield, Class NAV, JHF III (Epoch)	736,080	7,846,608
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	543,326	5,259,400
International Growth, Class NAV, JHF III (Wellington)	633,118	16,416,748
International Growth Stock, Class NAV, JHF II (Invesco)	83,557	1,082,898
International Small Cap, Class NAV, JHF II (Franklin Templeton)	123,504	2,037,814
International Small Company, Class NAV, JHF II (DFA)	2,011,480	20,054,457
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,359,950	29,334,128
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,236,669	31,179,172
Small Cap Growth, Class NAV, JHF II (Redwood)	904,385	14,533,461
Small Cap Stock, Class NAV, JHF II (Wellington)	85,376	733,380
Small Cap Value, Class NAV, JHF II (Wellington)	807,020	15,325,304
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	24,217,873	259,373,424
Value Equity, Class NAV, JHIT (Barrow Hanley)	97,300	1,063,486
Fixed income—3.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	82,479	796,745
Bond, Class NAV, JHSB (MIM US) (B)	340,953	5,407,514
Core Bond, Class NAV, JHF II (Wells Capital)	449,703	5,864,133
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	460,809	4,211,799
Floating Rate Income, Class NAV, JHF II (Bain Capital)	251,852	2,095,412
High Yield, Class NAV, JHBT (MIM US) (B)	413,473	1,389,271
Real Return Bond, Class NAV, JHF II (PIMCO)	19,475	215,006
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	179,771	1,700,634
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	9,254	97,076
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	454,126	4,709,283
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	43,966	485,382
Alternative and specialty—6.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	630,407	5,724,097
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	2,600,731	24,602,916

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty—(continued)
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,038,029	$8,865,428
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,573,563	9,161,884
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $650,791,801)		$704,751,169
UNAFFILIATED INVESTMENT COMPANIES—2.0%
Equity—1.7%
Fidelity Emerging Markets Index Fund	822,345	8,157,665
Fidelity Small Cap Index Fund	212,075	3,995,485
Fixed income—0.3%
Fidelity Inflation Protected Bond Index Fund	231,058	2,305,957
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,060,264)		$14,459,107
SHORT-TERM INVESTMENTS—0.5%
U.S. Government—0.5%
U.S. Treasury Bill, 2.335%, 08/08/2019 *	1,815,000	1,807,388
U.S. Treasury Bill, 2.366%, 07/18/2019 *	1,375,000	1,371,062
U.S. Treasury Bill, 2.398%, 06/13/2019 *	158,000	157,901
Money market funds—0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	213,729	213,729
TOTAL SHORT-TERM INVESTMENTS (Cost $3,549,350)		$3,550,080
Total investments (Cost $669,401,415)—100.0%		$722,760,356
Other assets and liabilities, net—0.0%		23,757
TOTAL NET ASSETS—100.0%		$722,784,113

MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A)—97.3%
Equity—85.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	839,272	$32,656,058
Capital Appreciation, Class NAV, JHF II (Jennison)	1,335,698	19,661,478
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,287,196	36,816,595
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,062,416	20,143,405
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,490,147	17,047,283
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,336,618	43,236,078
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,719,954	30,185,185
Financial Industries, Class NAV, JHIT II (MIM US) (B)	646,316	11,297,596
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	778,091	8,714,617

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity—(continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	365,214	$16,299,484
Global Equity, Class NAV, JHF II (MIM US) (B)	1,337,833	14,676,032
Global Shareholder Yield, Class NAV, JHF III (Epoch)	808,230	8,615,728
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	585,566	5,668,274
International Growth, Class NAV, JHF III (Wellington)	696,739	18,066,450
International Growth Stock, Class NAV, JHF II (Invesco)	92,382	1,197,267
International Small Cap, Class NAV, JHF II (Franklin Templeton)	135,539	2,236,387
International Small Company, Class NAV, JHF II (DFA)	2,165,271	21,587,748
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,458,496	31,459,759
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,487,073	34,669,791
Small Cap Growth, Class NAV, JHF II (Redwood)	969,538	15,580,481
Small Cap Stock, Class NAV, JHF II (Wellington)	94,718	813,624
Small Cap Value, Class NAV, JHF II (Wellington)	892,156	16,942,036
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,915,332	277,553,201
Value Equity, Class NAV, JHIT (Barrow Hanley)	107,673	1,176,861
Fixed income—5.3%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	134,835	1,302,509
Bond, Class NAV, JHSB (MIM US) (B)	593,716	9,416,330
Core Bond, Class NAV, JHF II (Wells Capital)	610,078	7,955,419
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	702,465	6,420,529
Floating Rate Income, Class NAV, JHF II (Bain Capital)	401,794	3,342,923
High Yield, Class NAV, JHBT (MIM US) (B)	684,750	2,300,759
Real Return Bond, Class NAV, JHF II (PIMCO)	24,789	273,676
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	286,645	2,711,665
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	26,239	275,244
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	730,330	7,573,527
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	71,456	788,876
Alternative and specialty—6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	701,985	6,374,021
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	2,821,618	26,692,507
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,156,952	9,382,743
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,746,253	9,776,662
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $726,458,099)		$780,888,808

6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES—2.0%
Equity—1.5%
Fidelity Emerging Markets Index Fund	819,704	$8,131,464
Fidelity Small Cap Index Fund	196,804	3,707,786
Fixed income—0.5%
Fidelity Inflation Protected Bond Index Fund	393,229	3,924,423
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $16,315,162)		$15,763,673
SHORT-TERM INVESTMENTS—0.7%
U.S. Government—0.7%
U.S. Treasury Bill, 2.310%, 08/29/2019 *	447,000	444,513
U.S. Treasury Bill, 2.335%, 08/08/2019 *	1,211,000	1,205,921
U.S. Treasury Bill, 2.366%, 07/18/2019 *	1,361,000	1,357,102
U.S. Treasury Bill, 2.372%, 08/08/2019 *	1,246,000	1,240,775
U.S. Treasury Bill, 2.381%, 06/27/2019 *	593,000	592,114
U.S. Treasury Bill, 2.388%, 07/18/2019 *	283,000	282,189
U.S. Treasury Bill, 2.398%, 06/13/2019 *	278,000	277,825
Money market funds—0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	104,054	104,054
TOTAL SHORT-TERM INVESTMENTS (Cost $5,503,250)		$5,504,493
Total investments (Cost $748,276,511)—100.0%		$802,156,974
Other assets and liabilities, net—0.0%		6,264
TOTAL NET ASSETS—100.0%		$802,163,238

MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A)—96.3%
Equity—78.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	949,929	$36,961,748
Capital Appreciation, Class NAV, JHF II (Jennison)	1,496,796	22,032,844
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,074,696	45,636,599
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,145,524	21,719,144
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,593,766	18,232,678
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,767,994	47,536,900
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,018,697	35,428,129
Financial Industries, Class NAV, JHIT II (MIM US) (B)	767,578	13,417,260
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,127,858	12,632,009

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity—(continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	422,238	$18,844,468
Global Equity, Class NAV, JHF II (MIM US) (B)	1,591,248	17,455,991
Global Shareholder Yield, Class NAV, JHF III (Epoch)	975,191	10,395,538
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	672,991	6,514,551
International Growth, Class NAV, JHF III (Wellington)	782,372	20,286,894
International Growth Stock, Class NAV, JHF II (Invesco)	92,753	1,202,080
International Small Cap, Class NAV, JHF II (Franklin Templeton)	143,973	2,375,558
International Small Company, Class NAV, JHF II (DFA)	2,381,029	23,738,857
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,663,541	35,882,578
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,813,144	39,215,228
Small Cap Growth, Class NAV, JHF II (Redwood)	1,061,351	17,055,910
Small Cap Stock, Class NAV, JHF II (Wellington)	95,502	820,362
Small Cap Value, Class NAV, JHF II (Wellington)	949,557	18,032,094
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	29,196,048	312,689,671
Value Equity, Class NAV, JHIT (Barrow Hanley)	114,636	1,252,974
Fixed income—12.0%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	397,987	3,844,551
Bond, Class NAV, JHSB (MIM US) (B)	1,678,994	26,628,842
Core Bond, Class NAV, JHF II (Wells Capital)	1,869,393	24,376,889
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,800,384	16,455,509
Floating Rate Income, Class NAV, JHF II (Bain Capital)	928,194	7,722,577
High Yield, Class NAV, JHBT (MIM US) (B)	2,052,637	6,896,861
Real Return Bond, Class NAV, JHF II (PIMCO)	64,778	715,147
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	818,485	7,742,865
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	175,222	1,838,081
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,054,220	21,302,262
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	209,127	2,308,759
Alternative and specialty—6.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,073,433	9,746,768
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	3,275,810	30,989,167
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,339,108	10,175,118
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,917,894	10,387,701
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $891,541,429)		$960,491,162

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES—2.5%
Equity—1.4%
Fidelity Emerging Markets Index Fund	826,429	$8,198,173
Fidelity Small Cap Index Fund	273,593	5,154,494
Fixed income—1.1%
Fidelity Inflation Protected Bond Index Fund	1,120,475	11,182,345
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $24,996,664)		$24,535,012
SHORT-TERM INVESTMENTS—1.2%
U.S. Government—1.2%
U.S. Treasury Bill, 2.310%, 08/29/2019 *	1,349,000	1,341,494
U.S. Treasury Bill, 2.335%, 08/08/2019 *	1,900,000	1,892,032
U.S. Treasury Bill, 2.366%, 07/18/2019 *	1,988,000	1,982,306
U.S. Treasury Bill, 2.372%, 08/08/2019 *	3,686,000	3,670,542
U.S. Treasury Bill, 2.381%, 06/27/2019 *	1,146,000	1,144,287
U.S. Treasury Bill, 2.388%, 07/18/2019 *	700,000	697,995
U.S. Treasury Bill, 2.398%, 06/13/2019 *	1,286,000	1,285,192
Money market funds—0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	128,692	128,692
TOTAL SHORT-TERM INVESTMENTS (Cost $12,139,775)		$12,142,540
Total investments (Cost $928,677,868)—100.0%		$997,168,714
Other assets and liabilities, net—0.0%		2,690
TOTAL NET ASSETS—100.0%		$997,171,404

MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A)—95.1%
Equity—70.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,011,930	$39,374,185
Capital Appreciation, Class NAV, JHF II (Jennison)	1,566,466	23,058,373
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,988,244	55,868,329
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,367,113	25,920,465
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,826,618	20,896,515
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,579,199	45,654,612
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,328,080	40,857,808
Financial Industries, Class NAV, JHIT II (MIM US) (B)	838,450	14,656,106
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,619,824	18,142,028

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity—(continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	490,445	$21,888,563
Global Equity, Class NAV, JHF II (MIM US) (B)	1,911,170	20,965,531
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,079,573	11,508,248
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	706,539	6,839,300
International Growth, Class NAV, JHF III (Wellington)	834,741	21,644,843
International Growth Stock, Class NAV, JHF II (Invesco)	117,481	1,522,553
International Small Cap, Class NAV, JHF II (Franklin Templeton)	163,531	2,698,256
International Small Company, Class NAV, JHF II (DFA)	2,407,902	24,006,786
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,736,430	37,454,800
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,109,279	43,343,354
Small Cap Growth, Class NAV, JHF II (Redwood)	1,049,272	16,861,793
Small Cap Stock, Class NAV, JHF II (Wellington)	92,657	795,921
Small Cap Value, Class NAV, JHF II (Wellington)	938,075	17,814,039
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	31,161,165	333,736,074
Value Equity, Class NAV, JHIT (Barrow Hanley)	140,453	1,535,150
Fixed income—18.4%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	678,960	6,558,755
Bond, Class NAV, JHSB (MIM US) (B)	3,103,580	49,222,783
Core Bond, Class NAV, JHF II (Wells Capital)	3,178,456	41,447,064
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,129,108	28,600,048
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,727,449	14,372,378
High Yield, Class NAV, JHBT (MIM US) (B)	3,784,058	12,714,433
Real Return Bond, Class NAV, JHF II (PIMCO)	143,829	1,587,871
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	1,638,021	15,495,680
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	315,681	3,311,498
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,135,452	42,884,633
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	388,118	4,284,827
Alternative and specialty—5.8%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,529,512	13,887,969
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	3,594,705	34,005,905
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,352,639	10,233,979
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	3,143,316	11,190,206
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,060,575,901)		$1,136,841,661

8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES—3.0%
Equity—1.2%
Fidelity Emerging Markets Index Fund	863,848	$8,569,372
Fidelity Small Cap Index Fund	306,062	5,766,214
Fixed income—1.8%
Fidelity Inflation Protected Bond Index Fund	2,106,612	21,023,986
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $35,528,916)		$35,359,572
SHORT-TERM INVESTMENTS—1.9%
U.S. Government—1.9%
U.S. Treasury Bill, 2.310%, 08/29/2019 *	8,301,000	8,254,810
U.S. Treasury Bill, 2.335%, 08/08/2019 *	4,950,000	4,929,241
U.S. Treasury Bill, 2.366%, 07/18/2019 *	920,000	917,365
U.S. Treasury Bill, 2.372%, 08/08/2019 *	4,331,000	4,312,837
U.S. Treasury Bill, 2.381%, 06/27/2019 *	1,499,000	1,496,760
U.S. Treasury Bill, 2.388%, 07/18/2019 *	908,000	905,399
U.S. Treasury Bill, 2.398%, 06/13/2019 *	1,988,000	1,986,751
Money market funds—0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	155,159	155,159
TOTAL SHORT-TERM INVESTMENTS (Cost $22,953,680)		$22,958,322
Total investments (Cost $1,119,058,497)—100.0%		$1,195,159,555
Other assets and liabilities, net—0.0%		8,642
TOTAL NET ASSETS—100.0%		$1,195,168,197

MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A)—93.8%
Equity—58.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	829,500	$32,275,833
Capital Appreciation, Class NAV, JHF II (Jennison)	1,300,894	19,149,158
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,938,036	55,306,002
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,174,497	22,268,466
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,447,605	16,560,600
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,334,794	33,247,896
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,964,134	34,470,545
Financial Industries, Class NAV, JHIT II (MIM US) (B)	749,453	13,100,435
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,899,411	21,273,402

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity—(continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	368,483	$16,445,392
Global Equity, Class NAV, JHF II (MIM US) (B)	1,906,858	20,918,235
Global Shareholder Yield, Class NAV, JHF III (Epoch)	883,858	9,421,924
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	544,420	5,269,985
International Growth, Class NAV, JHF III (Wellington)	636,411	16,502,142
International Growth Stock, Class NAV, JHF II (Invesco)	77,110	999,340
International Small Cap, Class NAV, JHF II (Franklin Templeton)	118,927	1,962,290
International Small Company, Class NAV, JHF II (DFA)	1,811,485	18,060,510
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,421,338	30,658,259
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,425,472	33,811,086
Small Cap Growth, Class NAV, JHF II (Redwood)	834,893	13,416,733
Small Cap Stock, Class NAV, JHF II (Wellington)	72,030	618,740
Small Cap Value, Class NAV, JHF II (Wellington)	741,183	14,075,068
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	27,206,679	291,383,527
Value Equity, Class NAV, JHIT (Barrow Hanley)	110,596	1,208,817
Fixed income—29.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	975,263	9,421,044
Bond, Class NAV, JHSB (MIM US) (B)	5,255,770	83,356,510
Core Bond, Class NAV, JHF II (Wells Capital)	5,391,526	70,305,499
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,411,564	40,321,689
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,908,994	24,202,832
High Yield, Class NAV, JHBT (MIM US) (B)	6,105,033	20,512,911
Real Return Bond, Class NAV, JHF II (PIMCO)	225,644	2,491,106
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	2,847,063	26,933,218
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	651,753	6,836,894
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	7,130,583	73,944,150
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	621,361	6,859,824
Alternative and specialty—5.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,718,037	15,599,772
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	3,215,226	30,416,035
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,969,773	8,568,512
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,685,750	9,561,271
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,082,103,718)		$1,151,735,652

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES—3.8%
Equity—0.9%
Fidelity Emerging Markets Index Fund	769,263	$7,631,091
Fidelity Small Cap Index Fund	190,070	3,580,928
Fixed income—2.9%
Fidelity Inflation Protected Bond Index Fund	3,521,220	35,141,772
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $46,104,015)		$46,353,791
SHORT-TERM INVESTMENTS—2.4%
U.S. Government—2.4%
U.S. Treasury Bill, 2.310%, 08/29/2019 *	9,724,000	9,669,892
U.S. Treasury Bill, 2.335%, 08/08/2019 *	3,233,000	3,219,442
U.S. Treasury Bill, 2.366%, 07/18/2019 *	1,506,000	1,501,687
U.S. Treasury Bill, 2.372%, 08/08/2019 *	7,567,000	7,535,266
U.S. Treasury Bill, 2.381%, 06/27/2019 *	2,165,000	2,161,764
U.S. Treasury Bill, 2.388%, 07/18/2019 *	1,374,000	1,370,065
U.S. Treasury Bill, 2.398%, 06/13/2019 *	3,415,000	3,412,854
Money market funds—0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	159,537	159,537
TOTAL SHORT-TERM INVESTMENTS (Cost $29,024,461)		$29,030,507
Total investments (Cost $1,157,232,194)—100.0%		$1,227,119,950
Other assets and liabilities, net—(0.0%)		(22,936)
TOTAL NET ASSETS—100.0%		$1,227,097,014

MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A)—92.7%
Equity—48.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	422,376	$16,434,655
Capital Appreciation, Class NAV, JHF II (Jennison)	678,677	9,990,121
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,505,398	39,260,457
Disciplined Value, Class NAV, JHF III (Boston Partners)	599,133	11,359,561
Disciplined Value International, Class NAV, JHIT (Boston Partners)	856,422	9,797,463
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,476,623	14,721,936
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,030,259	18,081,049
Financial Industries, Class NAV, JHIT II (MIM US) (B)	331,816	5,800,143
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,289,155	14,438,540

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity—(continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	234,637	$10,471,868
Global Equity, Class NAV, JHF II (MIM US) (B)	1,312,120	14,393,960
Global Shareholder Yield, Class NAV, JHF III (Epoch)	659,939	7,034,952
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	267,263	2,587,105
International Growth, Class NAV, JHF III (Wellington)	312,377	8,099,939
International Growth Stock, Class NAV, JHF II (Invesco)	34,533	447,549
International Small Cap, Class NAV, JHF II (Franklin Templeton)	56,346	929,715
International Small Company, Class NAV, JHF II (DFA)	910,550	9,078,187
Mid Cap Stock, Class NAV, JHF II (Wellington)	733,014	15,811,111
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,250,160	17,427,228
Small Cap Growth, Class NAV, JHF II (Redwood)	452,250	7,267,658
Small Cap Stock, Class NAV, JHF II (Wellington)	37,162	319,222
Small Cap Value, Class NAV, JHF II (Wellington)	402,268	7,639,072
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,803,625	158,546,822
Value Equity, Class NAV, JHIT (Barrow Hanley)	53,101	580,393
Fixed income—39.4%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	1,030,997	9,959,431
Bond, Class NAV, JHSB (MIM US) (B)	5,176,535	82,099,851
Core Bond, Class NAV, JHF II (Wells Capital)	5,154,281	67,211,820
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,698,401	33,803,381
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,535,500	21,095,363
High Yield, Class NAV, JHBT (MIM US) (B)	5,056,632	16,990,284
Real Return Bond, Class NAV, JHF II (PIMCO)	195,285	2,155,951
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	2,301,861	21,775,606
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	587,179	6,159,504
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	5,705,864	59,169,806
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	513,698	5,671,230
Alternative and specialty—5.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,518,128	13,784,602
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	1,910,767	18,075,852
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,081,033	4,702,496
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,323,306	4,710,969
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $722,024,897)		$767,884,852

10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES—4.6%
Equity—0.8%
Fidelity Emerging Markets Index Fund	421,845	$4,184,700
Fidelity Small Cap Index Fund	126,187	2,377,366
Fixed income—3.8%
Fidelity Inflation Protected Bond Index Fund	3,107,283	31,010,684
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $37,167,860)		$37,572,750
SHORT-TERM INVESTMENTS—2.7%
U.S. Government—2.7%
U.S. Treasury Bill, 2.310%, 08/29/2019 *	7,254,000	7,213,636
U.S. Treasury Bill, 2.335%, 08/08/2019 *	2,052,000	2,043,394
U.S. Treasury Bill, 2.366%, 07/18/2019 *	763,000	760,815
U.S. Treasury Bill, 2.372%, 08/08/2019 *	6,664,000	6,636,053
U.S. Treasury Bill, 2.381%, 06/27/2019 *	1,781,000	1,778,338
U.S. Treasury Bill, 2.388%, 07/18/2019 *	961,000	958,248
U.S. Treasury Bill, 2.398%, 06/13/2019 *	3,092,000	3,090,057
Money market funds—0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	237,297	237,297
TOTAL SHORT-TERM INVESTMENTS (Cost $22,713,082)		$22,717,838
Total investments (Cost $781,905,839)—100.0%		$828,175,440
Other assets and liabilities, net—(0.0%)		(10,628)
TOTAL NET ASSETS—100.0%		$828,164,812

MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A)—91.9%
Equity—40.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	123,747	$4,814,986
Capital Appreciation, Class NAV, JHF II (Jennison)	182,024	2,679,389
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,282,000	14,358,398
Disciplined Value, Class NAV, JHF III (Boston Partners)	159,903	3,031,758
Disciplined Value International, Class NAV, JHIT (Boston Partners)	273,646	3,130,506
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	323,267	3,222,972
Equity Income, Class NAV, JHF II (T. Rowe Price)	299,645	5,258,766
Financial Industries, Class NAV, JHIT II (MIM US) (B)	63,424	1,108,644
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	477,561	5,348,681

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity—(continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	51,502	$2,298,523
Global Equity, Class NAV, JHF II (MIM US) (B)	484,218	5,311,875
Global Shareholder Yield, Class NAV, JHF III (Epoch)	295,921	3,154,513
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	75,868	734,404
International Growth, Class NAV, JHF III (Wellington)	88,188	2,286,716
International Growth Stock, Class NAV, JHF II (Invesco)	10,969	142,162
International Small Cap, Class NAV, JHF II (Franklin Templeton)	16,468	271,723
International Small Company, Class NAV, JHF II (DFA)	273,057	2,722,375
Mid Cap Stock, Class NAV, JHF II (Wellington)	210,915	4,549,428
Mid Value, Class NAV, JHF II (T. Rowe Price)	369,961	5,157,261
Small Cap Growth, Class NAV, JHF II (Redwood)	118,285	1,900,840
Small Cap Stock, Class NAV, JHF II (Wellington)	10,015	86,030
Small Cap Value, Class NAV, JHF II (Wellington)	104,706	1,988,374
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,564,442	48,885,175
Value Equity, Class NAV, JHIT (Barrow Hanley)	15,967	174,519
Fixed income—46.9%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	504,911	4,877,440
Bond, Class NAV, JHSB (MIM US) (B)	2,382,122	37,780,461
Core Bond, Class NAV, JHF II (Wells Capital)	2,383,098	31,075,591
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,587,098	14,506,075
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,082,912	9,009,827
High Yield, Class NAV, JHBT (MIM US) (B)	2,042,255	6,861,978
Real Return Bond, Class NAV, JHF II (PIMCO)	81,814	903,230
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	895,632	8,472,683
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	224,213	2,351,992
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,224,855	23,071,749
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	207,914	2,295,372
Alternative and specialty—4.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	622,522	5,652,499
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	615,474	5,822,389
Health Sciences, Class NAV, JHF II (T. Rowe Price)	168,947	734,918
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	244,456	870,264
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $259,848,150)		$276,904,486

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES—5.1%
Equity—0.8%
Fidelity Emerging Markets Index Fund	138,193	$1,370,872
Fidelity International Index Fund	2,279	89,057
Fidelity Small Cap Index Fund	42,395	798,728
Fixed income—4.3%
Fidelity Inflation Protected Bond Index Fund	1,312,747	13,101,211
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,149,754)		$15,359,868
SHORT-TERM INVESTMENTS—3.0%
U.S. Government—3.0%
U.S. Treasury Bill, 2.310%, 08/29/2019 *	2,912,000	2,895,797
U.S. Treasury Bill, 2.335%, 08/08/2019 *	885,000	881,289
U.S. Treasury Bill, 2.366%, 07/18/2019 *	119,000	118,659
U.S. Treasury Bill, 2.372%, 08/08/2019 *	2,918,000	2,905,763
U.S. Treasury Bill, 2.381%, 06/27/2019 *	663,000	662,009
U.S. Treasury Bill, 2.388%, 07/18/2019 *	345,000	344,012
U.S. Treasury Bill, 2.398%, 06/13/2019 *	1,284,000	1,283,193
Money market funds—0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	42,844	42,844
TOTAL SHORT - TERM INVESTMENTS (Cost $9,131,630)		$9,133,566
Total investments (Cost $284,129,534)—100.0%		$301,397,920
Other assets and liabilities, net—(0.0%)		(5,542)
TOTAL NET ASSETS—100.0%		$301,392,378

MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) —90.8%
Equity — 35.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	61,500	$2,392,951
Capital Appreciation, Class NAV, JHF II (Jennison)	87,136	1,282,646
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	768,016	8,601,774
Disciplined Value, Class NAV, JHF III (Boston Partners)	111,815	2,120,003
Disciplined Value International, Class NAV, JHIT (Boston Partners)	144,923	1,657,915
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	139,526	1,391,079
Equity Income, Class NAV, JHF II (T. Rowe Price)	211,650	3,714,453
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	244,305	2,736,211
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	37,062	1,654,095

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity—(continued)
Global Equity, Class NAV, JHF II (MIM US) (B)	312,077	$3,423,488
Global Shareholder Yield, Class NAV, JHF III (Epoch)	218,899	2,333,461
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	39,382	381,219
International Growth, Class NAV, JHF III (Wellington)	46,685	1,210,531
International Growth Stock, Class NAV, JHF II (Invesco)	5,776	74,857
International Small Cap, Class NAV, JHF II (Franklin Templeton)	7,934	130,908
International Small Company, Class NAV, JHF II (DFA)	128,826	1,284,396
Mid Cap Stock, Class NAV, JHF II (Wellington)	101,107	2,180,878
Mid Value, Class NAV, JHF II (T. Rowe Price)	196,831	2,743,829
Small Cap Growth, Class NAV, JHF II (Redwood)	35,734	574,243
Small Cap Stock, Class NAV, JHF II (Wellington)	9,010	77,398
Small Cap Value, Class NAV, JHF II (Wellington)	47,265	897,559
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,460,154	26,348,253
Value Equity, Class NAV, JHIT (Barrow Hanley)	6,472	70,740
Fixed income—51.9%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	348,273	3,364,318
Bond, Class NAV, JHSB (MIM US) (B)	1,770,108	28,073,919
Core Bond, Class NAV, JHF II (Wells Capital)	1,760,068	22,951,288
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,045,622	9,556,983
Floating Rate Income, Class NAV, JHF II (Bain Capital)	711,532	5,919,945
High Yield, Class NAV, JHBT (MIM US) (B)	1,342,049	4,509,286
Real Return Bond, Class NAV, JHF II (PIMCO)	57,602	635,921
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	604,428	5,717,886
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	146,648	1,538,334
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,507,380	15,631,527
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	136,377	1,505,601
Alternative and specialty—3.8%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	430,079	3,905,120
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	364,414	3,447,358
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $164,978,035)		$174,040,373
UNAFFILIATED INVESTMENT COMPANIES—6.0%
Equity—1.1%
Fidelity Emerging Markets Index Fund	76,260	756,503
Fidelity International Index Fund	21,617	844,777

12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity—(continued)
Fidelity Small Cap Index Fund	22,716	$427,964
Fixed income—4.9%
Fidelity Inflation Protected Bond Index Fund	936,441	9,345,679
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $11,217,775)		$11,374,923
SHORT-TERM INVESTMENTS—3.2%
U.S. Government—3.2%
U.S. Treasury Bill, 2.310%, 08/29/2019 *	1,766,000	1,756,173
U.S. Treasury Bill, 2.335%, 08/08/2019 *	684,000	681,131
U.S. Treasury Bill, 2.366%, 07/18/2019 *	196,000	195,439
U.S. Treasury Bill, 2.372%, 08/08/2019 *	1,941,000	1,932,860
U.S. Treasury Bill, 2.381%, 06/27/2019 *	524,000	523,217
U.S. Treasury Bill, 2.388%, 07/18/2019 *	251,000	250,281
U.S. Treasury Bill, 2.398%, 06/13/2019 *	863,000	862,458
Money market funds—0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	26,925	26,925
TOTAL SHORT-TERM INVESTMENTS (Cost $6,227,149)		$6,228,484
Total investments (Cost $182,422,959)—100.0%		$191,643,780
Other assets and liabilities, net—(0.0%)		(2,811)
TOTAL NET ASSETS—100.0%		$191,640,969

Percentages are based upon net assets.

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 5-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

Notes to Portfolios’ investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2019, by major security category or type:

MULTIMANAGER 2060 LIFETIME PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$72,054,632	$72,054,632	—	—
Unaffiliated investment companies	1,339,439	1,339,439	—	—
Short-term investments	366,323	33,539	$332,784	—
Total investments in securities	$73,760,394	$73,427,610	$332,784	—

MULTIMANAGER 2055 LIFETIME PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$189,757,875	$189,757,875	—	—
Unaffiliated investment companies	3,734,672	3,734,672	—	—
Short-term investments	919,467	30,629	$888,838	—
Total investments in securities	$194,412,014	$193,523,176	$888,838	—

MULTIMANAGER 2050 LIFETIME PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$381,286,819	$381,286,819	—	—
Unaffiliated investment companies	7,729,020	7,729,020	—	—
Short-term investments	1,833,206	29,553	$1,803,653	—
Total investments in securities	$390,849,045	$389,045,392	$1,803,653	—

MULTIMANAGER 2045 LIFETIME PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$704,751,169	$704,751,169	—	—
Unaffiliated investment companies	14,459,107	14,459,107	—	—
Short-term investments	3,550,080	213,729	$3,336,351	—
Total investments in securities	$722,760,356	$719,424,005	$3,336,351	—

MULTIMANAGER 2040 LIFETIME PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$780,888,808	$780,888,808	—	—
Unaffiliated investment companies	15,763,673	15,763,673	—	—
Short-term investments	5,504,493	104,054	$5,400,439	—
Total investments in securities	$802,156,974	$796,756,535	$5,400,439	—

MULTIMANAGER 2035 LIFETIME PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$960,491,162	$960,491,162	—	—
Unaffiliated investment companies	24,535,012	24,535,012	—	—
Short-term investments	12,142,540	128,692	$12,013,848	—
Total investments in securities	$997,168,714	$985,154,866	$12,013,848	—

MULTIMANAGER 2030 LIFETIME PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	1,136,841,661	$1,136,841,661	—	—
Unaffiliated investment companies	35,359,572	35,359,572	—	—
Short-term investments	22,958,322	155,159	$22,803,163	—
Total investments in securities	$1,195,159,555	$1,172,356,392	$22,803,163	—

MULTIMANAGER 2025 LIFETIME PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	1,151,735,652	$1,151,735,652	—	—
Unaffiliated investment companies	46,353,791	46,353,791	—	—
Short-term investments	29,030,507	159,537	$28,870,970	—
Total investments in securities	$1,227,119,950	$1,198,248,980	$28,870,970	—

MULTIMANAGER 2020 LIFETIME PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$767,884,852	$767,884,852	—	—
Unaffiliated investment companies	37,572,750	37,572,750	—	—
Short-term investments	22,717,838	237,297	$22,480,541	—
Total investments in securities	$828,175,440	$805,694,899	$22,480,541	—

MULTIMANAGER 2015 LIFETIME PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$276,904,486	$276,904,486	—	—
Unaffiliated investment companies	15,359,868	15,359,868	—	—
Short-term investments	9,133,566	42,844	$9,090,722	—
Total investments in securities	$301,397,920	$292,307,198	$9,090,722	—

MULTIMANAGER 2010 LIFETIME PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$174,040,373	$174,040,373	—	—
Unaffiliated investment companies	11,374,923	11,374,923	—	—
Short-term investments	6,228,484	26,925	$6,201,559	—
Total investments in securities	$191,643,780	$185,442,221	$6,201,559	—

Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investments may represent a significant portion of each underlying funds’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, by the portfolios from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	41,758	303	—	42,061	$2,826	—	—	($4,669)	$381,917
Asia Pacific Total Return Bond	9,217	6,480	(7,044)	8,653	2,272	—	($689)	2,441	83,590
Blue Chip Growth	24,020	59,264	(5,692)	77,592	—	$133,163	(7,778)	(164,597)	3,019,117
Bond	31,558	45,396	(41,174)	35,780	18,189	—	(11,401)	33,792	567,476
Capital Appreciation	52,954	82,727	(11,169)	124,512	2,004	204,021	(30,737)	(246,332)	1,832,816
Capital Appreciation Value	198,195	129,735	(28,958)	298,972	71,440	247,195	(34,125)	(133,751)	3,348,489
Core Bond	13,244	55,485	(21,532)	47,197	5,002	—	(1,297)	20,521	615,453
Disciplined Value	53,298	53,994	(8,638)	98,654	19,163	99,698	(17,719)	(225,902)	1,870,489
Disciplined Value International	11,654	137,166	(10,321)	138,499	19,953	33,048	(16,681)	(142,440)	1,584,425
Diversified Real Assets	174,974	111,553	(24,465)	262,062	38,581	16,340	(21,957)	(166,373)	2,479,109
Emerging Markets	147,004	43,605	(190,609)	—	30,115	—	(72,941)	11,205	—
Emerging Markets Debt	27,075	19,568	(4,863)	41,780	13,266	—	(3,658)	17,084	381,874
Emerging Markets Equity	145,307	289,730	—	435,037	14,976	111,482	—	(315,701)	4,337,317
Equity Income	74,632	90,648	(10,065)	155,215	33,158	157,190	(28,042)	(257,816)	2,724,022
Financial Industries	44,391	27,105	(19,571)	51,925	10,083	53,180	(40,519)	(112,242)	907,648
Floating Rate Income	20,824	18,561	(13,072)	26,313	6,838	—	(3,085)	144	218,926
Fundamental Global Franchise	42,280	28,408	(1,728)	68,960	3,880	69,244	(3,612)	(70,439)	772,355
Fundamental Large Cap Core	17,748	18,780	(2,768)	33,760	6,721	112,554	(24,507)	(171,599)	1,506,709
Global Absolute Return Strategies	37,870	4	(37,874)	—	—	—	(10,854)	7,371	—
Global Bond	3,439	817	(4,256)	—	499	—	13	(414)	—
Global Equity	83,494	51,451	(9,971)	124,974	23,531	49,005	(15,011)	(58,660)	1,370,967
Global Shareholder Yield	53,314	6,101	(1,731)	57,684	12,564	14,885	(488)	(36,177)	614,909
Global Short Duration Credit	8,149	4,244	(12,393)	—	2,197	—	(1,915)	1,572	—
Health Sciences	129,397	101,207	(24,837)	205,767	—	42,807	(10,691)	(92,660)	895,086
High Yield (JHAM)	19,833	33,745	(10,454)	43,124	3,864	—	(2,048)	(52)	144,895
High Yield (WAMCO)	4,257	743	(5,000)	—	1,053	—	(937)	(53)	—
International Dynamic Growth	—	53,873	—	53,873	—	—	—	(19,089)	521,493
International Growth	34,987	32,057	(2,351)	64,693	12,913	21,912	(2,617)	(76,186)	1,677,481
International Growth Stock	64,535	1,876	(58,201)	8,210	9,972	11,485	(24,175)	4,131	106,406
International Small Cap	47,405	18,487	(54,332)	11,560	17,065	142,148	(192,776)	(22,591)	190,742
International Small Company	82,154	145,423	(21,737)	205,840	21,347	108,755	(57,464)	(187,620)	2,052,226
International Value	47,733	7,492	(55,225)	—	17,525	—	(54,887)	8,111	—
International Value Equity	118,951	7,211	(126,162)	—	7,257	—	(60,951)	7,227	—
Mid Cap Stock	73,737	74,636	(9,305)	139,068	—	338,948	(38,011)	(223,790)	2,999,690
Mid Value	127,923	120,722	(17,257)	231,388	21,841	160,526	(39,664)	(434,530)	3,225,543
Real Return Bond	23,875	12,896	(34,816)	1,955	5,774	—	(7,427)	3,646	21,578
Science & Technology	93,557	198,362	(25,752)	266,167	—	207,967	(105,854)	(138,258)	947,556

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Short Duration Credit Opportunities	14,511	14,043	(9,750)	18,804	4,710	—	(3,555)	4,457	177,886
Short Term Government Income	31,584	4,939	(36,523)	—	4,118	—	(2,248)	2,844	—
Small Cap Growth	22,798	72,320	(2,045)	93,073	—	15,511	(13,661)	(95,994)	1,495,681
Small Cap Stock	36,094	24,203	(51,527)	8,770	—	98,197	(31,752)	(79,647)	75,335
Small Cap Value	29,420	60,210	(5,459)	84,171	6,089	27,476	(14,033)	(154,884)	1,598,413
Small Company Value	14,501	6,329	(20,830)	—	3,306	47,361	(64,955)	(31,224)	—
Spectrum Income	17,825	2,723	(19,256)	1,292	3,247	1,368	(5,728)	4,767	13,549
Strategic Equity Allocation	1,455,572	1,240,784	(208,999)	2,487,357	395,370	2,693,757	(725,965)	(3,504,257)	26,639,594
Strategic Growth	48,620	13,904	(62,524)	—	—	195,015	(72,737)	(124,503)	—
Strategic Income Opportunities	32,334	37,710	(22,431)	47,613	10,174	—	(14,716)	15,742	493,750
Total Return	27,877	7,055	(34,932)	—	9,822	—	(7,465)	2,577	—
U.S. High Yield Bond	4,437	3,368	(3,223)	4,582	1,977	—	(1,135)	410	50,582
Value Equity	54,380	15,163	(59,521)	10,022	11,372	43,127	(33,667)	(40,232)	109,538

					$906,054	$5,457,365	($1,936,122)	($7,184,640)	$72,054,632

Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	158,716	1,151	(3,715)	156,152	$10,742	—	($2,933)	($14,216)	$1,417,859
Asia Pacific Total Return Bond	31,281	12,099	(19,868)	23,512	7,056	—	647	3,919	227,127
Blue Chip Growth	81,752	143,786	(22,230)	203,308	—	$401,864	64,364	(629,104)	7,910,733
Bond	107,468	117,245	(125,954)	98,759	54,097	—	(45,878)	104,621	1,566,314
Capital Appreciation	181,207	183,885	(38,844)	326,248	6,047	615,700	(43,101)	(816,583)	4,802,370
Capital Appreciation Value	671,879	195,011	(66,852)	800,038	216,445	748,944	(71,433)	(504,193)	8,960,426
Core Bond	45,128	141,195	(58,636)	127,687	15,131	—	(7,716)	58,138	1,665,044
Disciplined Value	179,694	96,626	(17,824)	258,496	57,478	299,038	(19,573)	(712,354)	4,901,082
Disciplined Value International	39,292	339,279	(15,186)	363,385	59,975	99,340	(22,139)	(449,437)	4,157,123
Diversified Real Assets	589,926	171,697	(70,013)	691,610	116,109	49,173	(57,886)	(528,068)	6,542,627
Emerging Markets	497,356	49,990	(547,346)	—	90,614	—	267,013	(455,620)	—
Emerging Markets Debt	91,663	46,461	(19,890)	118,234	39,907	—	(14,779)	54,227	1,080,656
Emerging Markets Equity	493,495	579,678	—	1,073,173	45,700	340,203	—	(876,998)	10,699,539
Equity Income	251,623	188,717	(33,644)	406,696	99,486	474,374	(74,109)	(797,024)	7,137,521
Financial Industries	149,792	24,395	(36,541)	137,646	31,360	165,407	(61,079)	(426,019)	2,406,044
Floating Rate Income	70,915	35,019	(34,278)	71,656	20,137	—	(9,049)	(1,135)	596,175
Fundamental Global Franchise	142,546	44,241	(2,753)	184,034	11,614	207,250	(6,176)	(237,182)	2,061,181
Fundamental Large Cap Core	60,089	34,629	(6,260)	88,458	20,164	337,699	(49,484)	(569,767)	3,947,900
Global Absolute Return Strategies	143,891	—	(143,891)	—	—	—	(14,491)	991	—
Global Bond	11,680	1,510	(13,190)	—	1,551	—	2,767	(4,353)	—
Global Equity	281,499	68,528	(22,568)	327,459	71,017	147,883	(32,915)	(211,159)	3,592,226
Global Shareholder Yield	179,748	9,443	(9,776)	179,415	39,987	46,296	(5,196)	(112,537)	1,912,562
Global Short Duration Credit	27,721	9,451	(37,172)	—	6,779	—	(2,723)	964	—
Health Sciences	442,787	191,477	(85,318)	548,946	—	129,185	(30,405)	(289,969)	2,387,917
High Yield (JHAM)	67,547	81,845	(32,949)	116,443	11,319	—	(5,804)	(1,092)	391,249
High Yield (WAMCO)	14,493	1,127	(15,620)	—	3,389	—	(1,449)	(2,345)	—
International Dynamic Growth	—	147,773	—	147,773	—	—	—	(52,431)	1,430,444
International Growth	117,960	60,465	(8,221)	170,204	38,885	65,986	1,207	(268,690)	4,413,392
International Growth Stock	244,548	7,520	(229,960)	22,108	39,982	46,050	84,763	(171,594)	286,516

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Small Cap	159,827	44,689	(171,691)	32,825	52,907	440,706	(248,739)	(434,619)	541,612
International Small Company	276,982	281,956	(17,114)	541,824	50,253	256,014	(28,841)	(744,699)	5,401,987
International Value	160,931	11,840	(172,771)	—	54,504	—	20,995	(173,287)	—
International Value Equity	401,044	8,967	(410,011)	—	23,452	—	11,246	(185,508)	—
Mid Cap Stock	256,088	136,097	(26,042)	366,143	—	1,022,889	(83,991)	(830,816)	7,897,704
Mid Value	431,383	225,066	(48,427)	608,022	65,913	484,442	(99,406)	(1,329,486)	8,475,820
Real Return Bond	81,211	30,231	(106,065)	5,377	18,683	—	(28,188)	12,204	59,366
Science & Technology	321,789	454,037	(77,520)	698,306	—	627,609	(402,767)	(348,155)	2,485,969
Short Duration Credit Opportunities	49,311	28,941	(26,957)	51,295	14,006	—	(10,454)	12,671	485,249
Short Term Government Income	107,650	22,827	(130,477)	—	12,872	—	(11,828)	12,819	—
Small Cap Growth	79,178	173,415	(8,668)	243,925	—	46,810	(45,514)	(289,996)	3,919,874
Small Cap Stock	125,354	54,078	(156,427)	23,005	—	296,082	72,580	(434,786)	197,609
Small Cap Value	101,775	136,696	(17,924)	220,547	18,374	82,919	(41,816)	(468,412)	4,188,183
Small Company Value	50,483	12,215	(62,698)	—	9,929	142,251	(169,998)	(132,510)	—
Spectrum Income	60,524	3,862	(60,866)	3,520	9,964	4,247	(8,864)	3,614	36,921
Strategic Equity Allocation	4,907,468	2,035,860	(425,920)	6,517,408	1,189,794	8,106,372	(1,353,025)	(11,673,963)	69,801,437
Strategic Growth	165,619	41,795	(207,414)	—	—	649,773	23,108	(681,581)	—
Strategic Income Opportunities	109,686	80,350	(59,963)	130,073	30,430	—	(37,000)	36,375	1,348,862
Total Return	94,983	13,638	(108,621)	—	31,509	—	(27,176)	8,411	—
U.S. High Yield Bond	15,105	6,019	(8,657)	12,467	6,126	—	(2,919)	18	137,638
Value Equity	183,342	38,564	(195,775)	26,131	35,319	133,938	100,893	(334,760)	285,617

					$2,739,006	$16,468,444	($2,529,261)	($25,885,476)	$189,757,875

Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	365,239	2,509	(35,857)	331,891	$23,410	—	($20,205)	($13,689)	$3,013,570
Asia Pacific Total Return Bond	68,377	19,882	(43,192)	45,067	14,869	—	1,928	7,253	435,344
Blue Chip Growth	177,687	274,101	(45,089)	406,699	—	$849,604	244,939	(1,424,301)	15,824,675
Bond	234,916	223,245	(271,366)	186,795	113,089	—	(99,075)	215,916	2,962,562
Capital Appreciation	391,596	333,025	(72,035)	652,586	12,785	1,301,810	21,257	(1,820,924)	9,606,072
Capital Appreciation Value	1,462,680	322,050	(183,707)	1,601,023	457,737	1,583,863	(81,886)	(1,143,260)	17,931,461
Core Bond	98,647	281,536	(137,743)	242,440	31,664	—	(16,345)	115,370	3,161,418
Disciplined Value	390,561	164,858	(38,431)	516,988	121,462	631,928	(19,607)	(1,506,444)	9,802,100
Disciplined Value International	85,182	672,006	(26,700)	730,488	126,821	210,061	(20,788)	(955,533)	8,356,788
Diversified Real Assets	1,279,470	250,896	(131,447)	1,398,919	245,829	104,111	(108,543)	(1,111,023)	13,233,770
Emerging Markets	1,085,214	95,735	(1,180,949)	—	191,591	—	630,144	(1,054,644)	—
Emerging Markets Debt	200,201	90,631	(45,159)	245,673	84,736	—	(33,268)	117,091	2,245,450
Emerging Markets Equity	1,078,137	1,075,132	—	2,153,269	98,114	730,384	—	(1,815,860)	21,468,096
Equity Income	547,106	328,328	(64,076)	811,358	209,551	1,002,813	(131,178)	(1,690,558)	14,239,338
Financial Industries	326,351	47,318	(63,206)	310,463	66,832	352,498	(90,326)	(964,507)	5,426,891
Floating Rate Income	155,014	69,519	(87,960)	136,573	41,774	—	(19,832)	(1,969)	1,136,290
Fundamental Global Franchise	308,646	72,227	(11,970)	368,903	24,542	437,954	(29,774)	(484,865)	4,131,714
Fundamental Large Cap Core	130,915	64,697	(18,307)	177,305	42,636	714,059	(102,947)	(1,200,843)	7,913,113
Global Absolute Return Strategies	333,963	—	(333,963)	—	—	—	(44,691)	14,150	—
Global Bond	25,531	2,994	(28,525)	—	3,274	—	10,332	(13,807)	—
Global Equity	611,695	92,775	(42,532)	661,938	150,072	312,502	(44,942)	(466,269)	7,261,464

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Global Shareholder Yield	389,169	18,214	(21,791)	385,592	85,820	99,498	(1,614)	(250,298)	4,110,413
Global Short Duration Credit	60,596	15,063	(75,659)	—	14,392	—	(8,342)	4,325	—
Health Sciences	948,754	341,888	(194,700)	1,095,942	—	273,093	(80,652)	(586,762)	4,767,348
High Yield (JHAM)	147,653	169,362	(78,709)	238,306	24,014	—	(10,158)	(4,240)	800,710
High Yield (WAMCO)	31,681	2,134	(33,815)	—	7,220	—	816	(8,952)	—
International Dynamic Growth	—	304,884	(14,258)	290,626	—	—	(5,261)	(101,821)	2,813,260
International Growth	256,048	104,895	(19,973)	340,970	82,455	139,923	19,081	(581,642)	8,841,362
International Growth Stock	561,109	17,531	(533,741)	44,899	93,202	107,347	373,127	(584,346)	581,894
International Small Cap	347,668	86,268	(367,392)	66,544	113,171	942,691	(95,915)	(1,359,983)	1,097,980
International Small Company	601,991	525,718	(37,301)	1,090,408	103,160	525,546	(50,726)	(1,581,917)	10,871,364
International Value	348,246	17,994	(366,240)	—	115,764	—	100,164	(423,571)	—
International Value Equity	867,416	14,851	(882,267)	—	50,071	—	188,217	(560,606)	—
Mid Cap Stock	564,527	226,035	(51,152)	739,410	—	2,174,520	(138,257)	(1,880,625)	15,949,069
Mid Value	957,154	354,223	(95,137)	1,216,240	139,352	1,024,193	(189,868)	(2,830,394)	16,954,384
Real Return Bond	177,521	50,769	(217,558)	10,732	39,812	—	(55,165)	19,486	118,482
Science & Technology	691,863	875,233	(167,097)	1,399,999	—	1,326,747	(628,291)	(949,601)	4,983,996
Short Duration Credit Opportunities	107,790	54,928	(64,913)	97,805	29,145	—	(16,043)	20,341	925,231
Short Term Government Income	235,314	45,303	(280,617)	—	27,867	—	(27,895)	29,928	—
Small Cap Growth	173,530	338,909	(21,060)	491,379	—	98,956	(97,380)	(607,412)	7,896,466
Small Cap Stock	274,730	100,253	(328,593)	46,390	—	621,076	224,262	(999,734)	398,487
Small Cap Value	226,330	266,118	(51,407)	441,041	38,842	175,289	(117,674)	(958,759)	8,375,374
Small Company Value	112,313	23,644	(135,957)	—	20,908	299,547	(296,129)	(356,645)	—
Spectrum Income	132,301	7,329	(132,353)	7,277	21,381	8,978	(8,690)	(2,613)	76,332
Strategic Equity Allocation	10,673,571	3,337,358	(923,742)	13,087,187	2,514,891	17,134,596	(1,933,264)	(25,435,583)	140,163,776
Strategic Growth	359,551	85,586	(445,137)	—	—	1,390,635	868,152	(2,278,088)	—
Strategic Income Opportunities	239,764	154,945	(146,634)	248,075	63,375	—	(83,145)	78,677	2,572,534
Total Return	207,625	26,963	(234,588)	—	67,042	—	(55,397)	14,618	—
U.S. High Yield Bond	33,019	10,504	(19,689)	23,834	12,924	—	(3,578)	(2,739)	263,127
Value Equity	399,090	78,803	(425,275)	52,618	75,138	284,945	381,757	(877,704)	575,114

					$5,800,734	$34,859,167	($1,702,675)	($58,255,376)	$381,286,819

Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	725,939	4,756	(100,288)	630,407	$44,373	—	$14,765	($74,691)	$5,724,097
Asia Pacific Total Return Bond	133,093	41,375	(91,989)	82,479	27,456	—	3,554	13,164	796,745
Blue Chip Growth	348,224	474,066	(77,605)	744,685	—	$1,605,309	(204,996)	(2,079,699)	28,975,684
Bond	457,772	394,761	(511,580)	340,953	213,520	—	(201,136)	415,983	5,407,514
Capital Appreciation	767,473	573,632	(141,384)	1,199,721	24,162	2,460,185	(327,152)	(3,112,242)	17,659,892
Capital Appreciation Value	2,854,828	511,834	(372,467)	2,994,195	880,855	3,047,934	(37,406)	(2,409,928)	33,534,989
Core Bond	191,446	528,645	(270,388)	449,703	58,482	—	(36,135)	218,405	5,864,133
Disciplined Value	764,702	263,356	(81,039)	947,019	233,647	1,215,595	57,731	(2,995,201)	17,955,486
Disciplined Value International	166,988	1,265,654	(82,606)	1,350,036	244,050	404,233	(102,009)	(1,772,736)	15,444,414
Diversified Real Assets	2,507,197	369,174	(275,640)	2,600,731	473,333	200,461	(234,764)	(2,132,427)	24,602,916
Emerging Markets	2,112,669	152,831	(2,265,500)	—	370,386	—	6,992,543	(7,828,713)	—
Emerging Markets Debt	394,538	161,748	(95,477)	460,809	162,840	—	(54,054)	216,863	4,211,799
Emerging Markets Equity	2,100,881	1,871,473	—	3,972,354	189,227	1,408,653	—	(3,432,406)	39,604,373

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Equity Income	1,066,690	575,541	(147,065)	1,495,166	398,404	1,919,116	(98,257)	(3,419,134)	26,240,166
Financial Industries	636,286	72,193	(132,543)	575,936	127,156	670,674	209,546	(2,225,719)	10,067,354
Floating Rate Income	301,635	145,145	(194,928)	251,852	78,224	—	(19,619)	(23,934)	2,095,412
Fundamental Global Franchise	606,537	110,119	(25,428)	691,228	47,321	844,472	(22,330)	(995,413)	7,741,757
Fundamental Large Cap Core	257,226	108,231	(40,877)	324,580	82,051	1,374,159	(89,988)	(2,440,775)	14,486,002
Global Absolute Return Strategies	666,259	—	(666,259)	—	—	—	(39,888)	(23,844)	—
Global Bond	49,696	4,753	(54,449)	—	6,045	—	38,503	(45,311)	—
Global Equity	1,202,767	135,239	(109,730)	1,228,276	287,942	599,748	(22,791)	(994,208)	13,474,192
Global Shareholder Yield	758,762	33,441	(56,123)	736,080	165,006	189,937	53,893	(539,918)	7,846,608
Global Short Duration Credit	117,859	25,189	(143,048)	—	27,275	—	(22,758)	14,480	—
Health Sciences	1,859,423	500,611	(322,005)	2,038,029	—	516,050	(111,972)	(1,151,759)	8,865,428
High Yield (JHAM)	287,169	291,035	(164,731)	413,473	44,166	—	(16,650)	(10,615)	1,389,271
High Yield (WAMCO)	61,667	3,594	(65,261)	—	13,703	—	114,631	(130,154)	—
International Dynamic Growth	—	568,147	(24,821)	543,326	—	—	(7,694)	(190,518)	5,259,400
International Growth	501,634	179,081	(47,597)	633,118	159,409	270,510	15,911	(1,135,788)	16,416,748
International Growth Stock	1,114,576	34,937	(1,065,956)	83,557	185,746	213,937	1,705,219	(2,136,764)	1,082,898
International Small Cap	678,791	149,059	(704,346)	123,504	216,393	1,802,520	1,587,106	(4,411,314)	2,037,814
International Small Company	1,180,007	896,846	(65,373)	2,011,480	198,488	1,011,192	(72,188)	(3,090,071)	20,054,457
International Value	681,569	17,037	(698,606)	—	221,501	—	2,502,779	(3,130,793)	—
International Value Equity	1,694,235	12,872	(1,707,107)	—	97,156	—	749,112	(1,473,306)	—
Mid Cap Stock	1,122,418	390,706	(153,174)	1,359,950	—	4,293,091	(163,564)	(4,136,306)	29,334,128
Mid Value	1,901,509	561,251	(226,091)	2,236,669	276,841	2,034,691	(472,870)	(5,547,766)	31,179,172
Real Return Bond	345,758	81,047	(407,330)	19,475	75,497	—	(90,298)	18,697	215,006
Science & Technology	1,355,954	1,556,577	(338,968)	2,573,563	—	2,507,084	(1,307,944)	(1,697,070)	9,161,884
Short Duration Credit Opportunities	209,809	117,550	(147,588)	179,771	54,701	—	(26,842)	33,760	1,700,634
Short Term Government Income	458,030	17,956	(475,986)	—	49,736	—	(59,685)	65,896	—
Small Cap Growth	343,094	598,834	(37,543)	904,385	—	186,992	(111,036)	(1,260,189)	14,533,461
Small Cap Stock	542,847	171,520	(628,991)	85,376	—	1,180,528	974,903	(2,500,480)	733,380
Small Cap Value	446,729	452,080	(91,789)	807,020	73,398	331,234	(176,982)	(1,881,045)	15,325,304
Small Company Value	223,119	46,438	(269,557)	—	39,741	569,372	780,770	(2,070,748)	—
Spectrum Income	257,519	10,025	(258,290)	9,254	40,974	16,577	24,925	(46,803)	97,076
Strategic Equity Allocation	21,054,186	5,416,325	(2,252,638)	24,217,873	4,826,875	32,886,734	(2,851,241)	(50,098,074)	259,373,424
Strategic Growth	704,669	163,680	(868,349)	—	—	2,708,897	3,961,124	(6,709,323)	—
Strategic Income Opportunities	467,786	322,969	(336,629)	454,126	119,454	—	(129,093)	115,448	4,709,283
Total Return	403,717	43,896	(447,613)	—	126,242	—	(84,115)	6,170	—
U.S. High Yield Bond	64,270	22,505	(42,809)	43,966	24,320	—	(11,067)	(1,526)	485,382
Value Equity	782,833	143,738	(829,271)	97,300	143,729	545,061	1,039,777	(1,992,211)	1,063,486

					$11,129,825	$67,014,946	$13,620,268	($130,230,056)	$704,751,169

Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	792,566	5,361	(95,942)	701,985	$50,018	—	$4,280	($74,729)	$6,374,021
Asia Pacific Total Return Bond	170,749	57,930	(93,844)	134,835	39,176	—	(2,691)	24,633	1,302,509
Blue Chip Growth	378,883	532,346	(71,957)	839,272	—	$1,771,376	(222,149)	(2,317,803)	32,656,058
Bond	728,205	388,865	(523,354)	593,716	317,910	—	(279,687)	569,270	9,416,330
Capital Appreciation	833,807	657,054	(155,163)	1,335,698	27,134	2,762,846	(396,984)	(3,435,633)	19,661,478

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Capital Appreciation Value	3,094,794	588,334	(395,932)	3,287,196	968,560	3,351,414	(69,947)	(2,600,115)	36,816,595
Core Bond	305,607	742,930	(438,459)	610,078	93,396	—	(51,737)	313,999	7,955,419
Disciplined Value	827,180	298,302	(63,066)	1,062,416	257,111	1,337,672	27,196	(3,266,203)	20,143,405
Disciplined Value International	180,847	1,381,360	(72,060)	1,490,147	268,301	444,401	(92,568)	(1,967,859)	17,047,283
Diversified Real Assets	2,725,370	364,790	(268,542)	2,821,618	521,340	220,793	(214,793)	(2,339,155)	26,692,507
Emerging Markets	2,300,355	198,700	(2,499,055)	—	405,619	—	6,753,636	(7,640,990)	—
Emerging Markets Debt	503,561	298,180	(99,276)	702,465	232,332	—	(67,881)	307,415	6,420,529
Emerging Markets Equity	2,289,803	2,046,815	—	4,336,618	206,070	1,534,039	—	(3,758,119)	43,236,078
Equity Income	1,158,298	737,510	(175,854)	1,719,954	446,266	2,110,495	(162,559)	(3,714,900)	30,185,185
Financial Industries	688,957	88,057	(130,698)	646,316	140,519	741,159	113,907	(2,324,631)	11,297,596
Floating Rate Income	386,387	240,427	(225,020)	401,794	111,828	—	(32,038)	(20,875)	3,342,923
Fundamental Global Franchise	656,214	153,181	(31,304)	778,091	51,903	926,239	(33,579)	(1,070,625)	8,714,617
Fundamental Large Cap Core	277,100	133,414	(45,300)	365,214	90,210	1,510,806	(138,886)	(2,630,385)	16,299,484
Global Absolute Return Strategies	723,762	—	(723,762)	—	—	—	(65,815)	(34,184)	—
Global Bond	63,745	3,378	(67,123)	—	8,612	—	45,571	(53,399)	—
Global Equity	1,295,796	145,629	(103,592)	1,337,833	316,586	659,411	(38,229)	(1,063,197)	14,676,032
Global Shareholder Yield	827,468	36,622	(55,860)	808,230	180,059	208,555	12,780	(542,448)	8,615,728
Global Short Duration Credit	150,783	32,351	(183,134)	—	36,282	—	(31,769)	22,725	—
Health Sciences	1,971,426	543,118	(357,592)	2,156,952	—	556,926	(133,792)	(1,229,942)	9,382,743
High Yield (JHAM)	367,972	507,285	(190,507)	684,750	64,383	—	(21,353)	(14,800)	2,300,759
High Yield (WAMCO)	78,936	4,960	(83,896)	—	18,919	—	120,460	(140,131)	—
International Dynamic Growth	—	629,805	(44,239)	585,566	—	—	(13,928)	(203,806)	5,668,274
International Growth	542,982	196,512	(42,755)	696,739	175,319	297,508	12,916	(1,220,781)	18,066,450
International Growth Stock	1,197,095	37,365	(1,142,078)	92,382	198,652	228,802	1,760,553	(2,222,692)	1,197,267
International Small Cap	736,124	165,506	(766,091)	135,539	237,237	1,976,150	1,372,237	(4,432,350)	2,236,387
International Small Company	1,275,027	934,982	(44,738)	2,165,271	218,237	1,111,811	(51,381)	(3,401,694)	21,587,748
International Value	740,821	25,523	(766,344)	—	243,384	—	2,610,133	(3,293,832)	—
International Value Equity	1,846,001	11,951	(1,857,952)	—	105,569	—	779,136	(1,568,237)	—
Mid Cap Stock	1,202,459	392,367	(136,330)	1,458,496	—	4,599,237	(120,476)	(4,295,378)	31,459,759
Mid Value	2,051,470	604,516	(168,913)	2,487,073	298,673	2,195,155	(326,325)	(6,163,972)	34,669,791
Real Return Bond	442,384	108,380	(525,975)	24,789	101,611	—	(124,417)	37,474	273,676
Science & Technology	1,432,490	1,679,833	(366,070)	2,746,253	—	2,701,314	(1,384,400)	(1,832,565)	9,776,662
Short Duration Credit Opportunities	268,590	185,878	(167,823)	286,645	78,624	—	(36,351)	51,463	2,711,665
Short Term Government Income	1,088,074	46,617	(1,134,691)	—	129,572	—	(141,695)	155,278	—
Small Cap Growth	368,828	637,519	(36,809)	969,538	—	205,843	(104,893)	(1,356,505)	15,580,481
Small Cap Stock	581,911	217,999	(705,192)	94,718	—	1,308,177	974,083	(2,623,086)	813,624
Small Cap Value	481,925	511,552	(101,321)	892,156	80,800	364,637	(197,103)	(2,053,556)	16,942,036
Small Company Value	240,724	49,807	(290,531)	—	44,043	631,007	731,099	(2,131,791)	—
Spectrum Income	330,245	13,394	(317,400)	26,239	54,625	23,579	3,429	(27,747)	275,244
Strategic Equity Allocation	21,994,217	5,681,179	(1,760,064)	25,915,332	5,156,703	35,133,932	(2,902,639)	(53,459,199)	277,553,201
Strategic Growth	764,864	178,226	(943,090)	—	—	2,949,633	4,217,998	(7,211,192)	—
Strategic Income Opportunities	599,086	525,245	(394,001)	730,330	171,939	—	(179,430)	189,997	7,573,527
Total Return	643,163	43,167	(686,330)	—	214,299	—	(155,402)	36,640	—

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
U.S. High Yield Bond	82,288	33,728	(44,560)	71,456	33,738	—	(17,875)	2,446	788,876
Value Equity	844,022	150,896	(887,245)	107,673	157,485	597,228	1,085,245	(2,132,359)	1,176,861

					$12,553,044	$72,460,145	$12,811,887	($138,159,525)	$780,888,808

Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	1,228,505	8,097	(163,169)	1,073,433	$75,541	—	($15,080)	($90,720)	$9,746,768
Asia Pacific Total Return Bond	454,542	78,542	(135,097)	397,987	120,047	—	(9,713)	75,979	3,844,551
Blue Chip Growth	454,062	580,492	(84,625)	949,929	—	$2,099,822	(267,683)	(2,760,633)	36,961,748
Bond	1,480,002	655,145	(456,153)	1,678,994	690,201	—	(266,804)	979,410	26,628,842
Capital Appreciation	1,002,026	711,157	(216,387)	1,496,796	31,766	3,234,427	(590,105)	(3,921,597)	22,032,844
Capital Appreciation Value	3,780,417	704,895	(410,616)	4,074,696	1,157,913	4,006,611	24,481	(3,224,287)	45,636,599
Core Bond	613,114	1,527,662	(271,383)	1,869,393	194,340	—	(93,259)	727,627	24,376,889
Disciplined Value	973,793	248,074	(76,343)	1,145,524	295,919	1,539,579	71,169	(3,759,321)	21,719,144
Disciplined Value International	157,557	1,501,391	(65,182)	1,593,766	294,150	487,216	(79,662)	(2,140,106)	18,232,678
Diversified Real Assets	3,246,614	392,483	(363,287)	3,275,810	607,855	257,433	(277,633)	(2,722,947)	30,989,167
Emerging Markets	2,592,947	178,193	(2,771,140)	—	447,868	—	8,471,496	(9,515,338)	—
Emerging Markets Debt	1,320,379	480,005	—	1,800,384	574,993	—	—	512,685	16,455,509
Emerging Markets Equity	2,581,052	2,186,942	—	4,767,994	234,434	1,745,179	—	(4,208,383)	47,536,900
Equity Income	1,353,760	776,877	(111,940)	2,018,697	507,846	2,427,915	(83,785)	(4,446,482)	35,428,129
Financial Industries	821,887	103,773	(158,082)	767,578	167,208	881,924	151,961	(2,789,540)	13,417,260
Floating Rate Income	1,332,920	112,101	(516,827)	928,194	341,529	—	(159,592)	(25,811)	7,722,577
Fundamental Global Franchise	791,596	359,668	(23,406)	1,127,858	61,768	1,102,288	(16,063)	(1,294,451)	12,632,009
Fundamental Large Cap Core	324,764	142,056	(44,582)	422,238	103,351	1,730,895	(137,856)	(3,058,743)	18,844,468
Global Absolute Return Strategies	1,120,738	—	(1,120,738)	—	—	—	(92,911)	(60,527)	—
Global Bond	169,693	3,754	(173,447)	—	26,432	—	112,753	(127,152)	—
Global Equity	1,587,526	137,920	(134,198)	1,591,248	378,450	788,264	(27,917)	(1,304,852)	17,455,991
Global Shareholder Yield	995,382	44,532	(64,723)	975,191	218,927	253,645	25,542	(671,648)	10,395,538
Global Short Duration Credit	400,072	59,533	(459,605)	—	102,508	—	(25,140)	11,820	—
Health Sciences	2,163,513	503,410	(327,815)	2,339,108	—	593,507	(118,612)	(1,345,443)	10,175,118
High Yield (JHAM)	1,008,491	1,298,770	(254,624)	2,052,637	185,894	—	(32,340)	(60,793)	6,896,861
High Yield (WAMCO)	216,492	11,957	(228,449)	—	59,024	—	227,335	(276,641)	—
International Dynamic Growth	—	718,706	(45,715)	672,991	—	—	(14,384)	(234,437)	6,514,551
International Growth	643,291	203,395	(64,314)	782,372	201,194	341,419	23,704	(1,466,776)	20,286,894
International Growth Stock	1,364,225	43,287	(1,314,759)	92,753	230,139	265,067	2,190,748	(2,703,044)	1,202,080
International Small Cap	857,507	193,836	(907,370)	143,973	274,634	2,287,665	1,990,415	(5,554,423)	2,375,558
International Small Company	1,489,569	935,267	(43,807)	2,381,029	247,775	1,262,288	(29,194)	(3,907,683)	23,738,857
International Value	906,488	34,627	(941,115)	—	295,457	—	3,320,663	(4,156,815)	—
International Value Equity	2,140,269	25,571	(2,165,840)	—	122,622	—	922,243	(1,836,525)	—
Mid Cap Stock	1,416,876	447,033	(200,368)	1,663,541	—	5,419,352	(237,255)	(5,225,494)	35,882,578
Mid Value	2,436,874	656,646	(280,376)	2,813,144	354,784	2,607,552	(587,104)	(7,075,644)	39,215,228
Real Return Bond	1,114,097	194,292	(1,243,611)	64,778	273,916	—	(189,060)	(2,686)	715,147
Science & Technology	1,555,327	1,797,444	(434,877)	2,917,894	—	2,882,423	(1,649,564)	(1,810,376)	10,387,701
Short Duration Credit Opportunities	775,637	242,318	(199,470)	818,485	226,210	—	(50,206)	104,042	7,742,865
Short Term Government Income	1,361,287	34,272	(1,395,559)	—	172,071	—	(188,074)	216,166	—

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Small Cap Growth	412,733	688,446	(39,828)	1,061,351	—	224,389	(131,789)	(1,511,966)	17,055,910
Small Cap Stock	652,011	209,263	(765,772)	95,502	—	1,429,562	1,182,281	(3,032,441)	820,362
Small Cap Value	557,398	483,815	(91,656)	949,557	91,059	410,932	(205,233)	(2,339,570)	18,032,094
Small Company Value	278,202	52,869	(331,071)	—	49,768	713,036	964,053	(2,572,672)	—
Spectrum Income	877,112	25,715	(727,605)	175,222	155,188	72,138	1,717	(39,797)	1,838,081
Strategic Equity Allocation	25,707,212	6,067,207	(2,578,371)	29,196,048	5,873,089	40,014,856	(3,564,715)	(60,760,604)	312,689,671
Strategic Growth	920,029	214,306	(1,134,335)	—	—	3,546,771	5,150,567	(8,747,333)	—
Strategic Income Opportunities	1,589,684	876,927	(412,391)	2,054,220	471,935	—	(234,664)	304,112	21,302,262
Total Return	1,301,699	58,748	(1,360,447)	—	471,116	—	(205,442)	10,347	—
U.S. High Yield Bond	225,634	39,254	(55,761)	209,127	99,331	—	(20,122)	(18,303)	2,308,759
Value Equity	995,996	191,608	(1,072,968)	114,636	184,443	699,458	1,323,110	(2,539,321)	1,252,974

					$16,672,695	$83,325,613	$16,553,277	($160,399,137)	$960,491,162

Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	1,738,651	11,348	(220,487)	1,529,512	$105,876	—	$2,415	($154,556)	$13,887,969
Asia Pacific Total Return Bond	955,659	126,813	(403,512)	678,960	242,130	—	(165,817)	303,735	6,558,755
Blue Chip Growth	492,435	639,130	(119,635)	1,011,930	—	$2,356,106	(328,822)	(2,886,589)	39,374,185
Bond	3,085,745	999,814	(981,979)	3,103,580	1,381,636	—	(610,519)	1,952,665	49,222,783
Capital Appreciation	1,086,599	755,836	(275,969)	1,566,466	34,989	3,562,611	(662,498)	(4,146,443)	23,058,373
Capital Appreciation Value	4,448,579	992,413	(452,748)	4,988,244	1,389,998	4,809,673	34,114	(3,840,302)	55,868,329
Core Bond	1,290,026	3,485,951	(1,597,521)	3,178,456	430,878	—	(195,150)	1,517,111	41,447,064
Disciplined Value	1,028,651	448,164	(109,702)	1,367,113	319,382	1,661,646	87,917	(4,076,067)	25,920,465
Disciplined Value International	208,619	1,677,527	(59,528)	1,826,618	331,295	548,741	(66,242)	(2,415,918)	20,896,515
Diversified Real Assets	3,493,655	400,802	(299,752)	3,594,705	670,234	283,851	(170,405)	(3,018,093)	34,005,905
Emerging Markets	2,461,735	207,151	(2,668,886)	—	435,473	—	9,643,264	(10,559,776)	—
Emerging Markets Debt	2,801,648	327,460	—	3,129,108	1,064,447	—	—	862,688	28,600,048
Emerging Markets Equity	2,434,403	2,144,796	—	4,579,199	219,619	1,634,899	—	(4,004,131)	45,654,612
Equity Income	1,433,648	1,017,206	(122,774)	2,328,080	548,064	2,638,414	(43,419)	(4,875,918)	40,857,808
Financial Industries	882,874	112,988	(157,412)	838,450	179,118	944,745	179,555	(3,005,166)	14,656,106
Floating Rate Income	2,122,380	372,849	(767,780)	1,727,449	531,832	—	(273,264)	(46,399)	14,372,378
Fundamental Global Franchise	1,019,282	626,857	(26,315)	1,619,824	80,807	1,442,040	(17,785)	(1,643,286)	18,142,028
Fundamental Large Cap Core	364,295	175,249	(49,099)	490,445	118,228	1,980,038	(116,318)	(3,464,557)	21,888,563
Global Absolute Return Strategies	1,582,943	—	(1,582,943)	—	—	—	17,068	(164,559)	—
Global Bond	357,059	4,987	(362,046)	—	53,366	—	236,286	(267,667)	—
Global Equity	1,847,656	211,686	(148,172)	1,911,170	452,961	943,461	(25,364)	(1,528,001)	20,965,531
Global Shareholder Yield	1,102,684	49,809	(72,920)	1,079,573	240,989	278,572	48,720	(751,562)	11,508,248
Global Short Duration Credit	844,023	114,286	(958,309)	—	211,810	—	(195,721)	163,593	—
Health Sciences	2,135,920	618,635	(401,916)	2,352,639	—	605,520	(120,284)	(1,323,477)	10,233,979
High Yield (JHAM)	2,084,533	2,232,949	(533,424)	3,784,058	363,251	—	(67,451)	(120,272)	12,714,433
High Yield (WAMCO)	448,082	22,435	(470,517)	—	117,608	—	375,701	(475,836)	—
International Dynamic Growth	—	746,074	(39,535)	706,539	—	—	(14,233)	(246,882)	6,839,300
International Growth	644,698	258,050	(68,007)	834,741	208,214	353,330	45,733	(1,415,613)	21,644,843
International Growth Stock	1,526,346	47,834	(1,456,699)	117,481	254,310	292,908	2,391,878	(2,999,314)	1,522,553
International Small Cap	874,371	202,516	(913,356)	163,531	279,556	2,328,654	2,219,240	(5,776,484)	2,698,256
International Small Company	1,515,699	948,802	(56,599)	2,407,902	259,678	1,322,929	(38,434)	(3,957,113)	24,006,786

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Value	844,966	35,298	(880,264)	—	276,203	—	3,324,593	(4,096,497)	—
International Value Equity	2,290,550	26,339	(2,316,889)	—	130,699	—	1,015,733	(1,987,948)	—
Mid Cap Stock	1,373,498	575,113	(212,181)	1,736,430	—	5,344,094	(113,282)	(4,902,320)	37,454,800
Mid Value	2,308,896	894,024	(93,641)	3,109,279	337,146	2,477,915	(142,786)	(7,326,817)	43,343,354
Real Return Bond	2,456,089	380,381	(2,692,641)	143,829	590,209	—	(499,304)	73,190	1,587,871
Science & Technology	1,658,891	1,903,118	(418,693)	3,143,316	—	3,165,691	(1,635,323)	(2,110,385)	11,190,206
Short Duration Credit Opportunities	1,722,881	343,657	(428,517)	1,638,021	479,928	—	(133,151)	236,233	15,495,680
Short Term Government Income	1,933,458	28,141	(1,961,599)	—	200,698	—	(249,360)	308,981	—
Small Cap Growth	344,731	754,954	(50,413)	1,049,272	—	199,166	(98,847)	(1,349,160)	16,861,793
Small Cap Stock	546,921	222,537	(676,801)	92,657	—	1,261,974	1,059,038	(2,632,687)	795,921
Small Cap Value	463,217	588,583	(113,725)	938,075	78,352	353,588	(161,865)	(2,041,188)	17,814,039
Small Company Value	228,639	59,574	(288,213)	—	42,390	607,330	1,206,640	(2,544,724)	—
Spectrum Income	1,846,200	48,358	(1,578,877)	315,681	318,474	145,956	(62,058)	(30,176)	3,311,498
Strategic Equity Allocation	26,803,140	7,485,869	(3,127,844)	31,161,165	6,300,037	42,923,758	(3,704,473)	(64,110,859)	333,736,074
Strategic Growth	997,681	231,428	(1,229,109)	—	—	3,830,135	5,731,922	(9,615,347)	—
Strategic Income Opportunities	3,355,596	1,592,979	(813,123)	4,135,452	969,492	—	(517,982)	630,227	42,884,633
Total Return	2,721,393	99,804	(2,821,197)	—	959,725	—	(611,779)	206,987	—
U.S. High Yield Bond	466,589	64,736	(143,207)	388,118	199,281	—	(143,050)	63,937	4,284,827
Value Equity	1,048,849	180,330	(1,088,726)	140,453	194,012	735,748	1,422,811	(2,725,932)	1,535,150

					$21,602,395	$89,033,493	$17,857,642	($166,318,674)	$1,136,841,661

Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	1,915,002	12,577	(209,542)	1,718,037	$117,346	—	($3,402)	($170,317)	$15,599,772
Asia Pacific Total Return Bond	1,328,748	143,179	(496,664)	975,263	355,489	—	(209,766)	413,011	9,421,044
Blue Chip Growth	418,767	541,138	(130,405)	829,500	—	$2,003,445	(300,119)	(2,402,571)	32,275,833
Bond	4,894,159	1,554,462	(1,192,851)	5,255,770	2,191,485	—	(708,950)	2,887,329	83,356,510
Capital Appreciation	922,514	623,061	(244,681)	1,300,894	29,076	2,960,526	(537,316)	(3,468,971)	19,149,158
Capital Appreciation Value	4,525,625	930,284	(517,873)	4,938,036	1,411,399	4,883,723	263,441	(4,106,376)	55,306,002
Core Bond	2,022,622	4,345,259	(976,355)	5,391,526	643,139	—	(279,969)	2,229,820	70,305,499
Disciplined Value	912,763	378,796	(117,062)	1,174,497	281,524	1,464,683	69,641	(3,567,104)	22,268,466
Disciplined Value International	193,576	1,307,828	(53,799)	1,447,605	269,090	445,709	(52,016)	(1,958,731)	16,560,600
Diversified Real Assets	3,206,346	410,750	(401,870)	3,215,226	608,631	257,761	(277,290)	(2,607,643)	30,416,035
Emerging Markets	1,925,761	153,473	(2,079,234)	—	335,603	—	8,434,004	(9,163,465)	—
Emerging Markets Debt	3,513,061	898,503	—	4,411,564	1,435,204	—	—	1,222,971	40,321,689
Emerging Markets Equity	1,916,927	1,417,867	—	3,334,794	172,290	1,282,572	—	(3,016,365)	33,247,896
Equity Income	1,269,737	826,310	(131,913)	1,964,134	465,338	2,324,369	(31,751)	(4,316,697)	34,470,545
Financial Industries	806,235	120,303	(177,085)	749,453	165,316	871,949	221,941	(2,802,421)	13,100,435
Floating Rate Income	3,996,459	242,893	(1,330,358)	2,908,994	1,046,113	—	(926,847)	393,783	24,202,832
Fundamental Global Franchise	1,053,103	880,635	(34,327)	1,899,411	83,174	1,484,285	(18,168)	(1,668,326)	21,273,402
Fundamental Large Cap Core	307,069	115,701	(54,287)	368,483	98,936	1,656,940	(119,829)	(2,883,362)	16,445,392
Global Absolute Return Strategies	1,740,929	—	(1,740,929)	—	—	—	(328,274)	105,819	—
Global Bond	480,701	13,037	(493,738)	—	75,967	—	484,675	(520,297)	—
Global Equity	1,887,088	226,789	(207,019)	1,906,858	459,383	956,838	1,802	(1,580,751)	20,918,235
Global Shareholder Yield	907,290	41,043	(64,475)	883,858	198,079	229,958	57,087	(634,478)	9,421,924
Global Short Duration Credit	1,283,726	131,342	(1,415,068)	—	332,484	—	(483,425)	450,547	—

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Health Sciences	1,850,013	551,789	(432,029)	1,969,773	—	519,725	(129,163)	(1,092,740)	8,568,512
High Yield (JHAM)	3,170,592	3,541,786	(607,345)	6,105,033	574,619	—	(68,022)	(205,237)	20,512,911
High Yield (WAMCO)	682,185	38,726	(720,911)	—	187,277	—	429,682	(573,526)	—
International Dynamic Growth	—	572,667	(28,247)	544,420	—	—	(5,930)	(190,290)	5,269,985
International Growth	547,401	169,346	(80,336)	636,411	166,488	282,524	(8,538)	(1,221,547)	16,502,142
International Growth Stock	1,180,652	40,213	(1,143,755)	77,110	213,792	246,239	2,177,200	(2,579,812)	999,340
International Small Cap	705,106	178,586	(764,765)	118,927	225,419	1,877,704	2,607,748	(5,471,710)	1,962,290
International Small Company	1,223,763	647,758	(60,036)	1,811,485	207,011	1,054,620	(33,561)	(3,130,708)	18,060,510
International Value	683,263	42,230	(725,493)	—	223,829	—	2,502,797	(3,125,568)	—
International Value Equity	1,844,015	10,539	(1,854,554)	—	104,678	—	847,907	(1,630,092)	—
Mid Cap Stock	1,152,560	474,901	(206,123)	1,421,338	—	4,508,957	78,422	(4,362,799)	30,658,259
Mid Value	1,963,951	635,374	(173,853)	2,425,472	287,046	2,109,699	(247,455)	(5,954,299)	33,811,086
Real Return Bond	3,907,441	481,573	(4,163,370)	225,644	960,972	—	(827,796)	194,127	2,491,106
Science & Technology	1,439,536	1,696,324	(450,110)	2,685,750	—	2,721,935	(1,434,040)	(1,790,672)	9,561,271
Short Duration Credit Opportunities	3,168,102	379,812	(700,851)	2,847,063	875,074	—	(335,718)	542,876	26,933,218
Short Term Government Income	1,270,302	33,667	(1,303,969)	—	152,705	—	(168,978)	200,952	—
Small Cap Growth	299,609	586,765	(51,481)	834,893	—	169,019	(96,009)	(1,092,838)	13,416,733
Small Cap Stock	475,215	178,984	(582,169)	72,030	—	1,066,043	924,813	(2,274,659)	618,740
Small Cap Value	408,346	419,493	(86,656)	741,183	68,946	311,141	(123,086)	(1,746,416)	14,075,068
Small Company Value	201,540	42,838	(244,378)	—	37,207	533,068	1,124,794	(2,298,065)	—
Spectrum Income	3,112,394	100,247	(2,560,888)	651,753	537,066	259,651	(298,681)	148,944	6,836,894
Strategic Equity Allocation	24,028,666	7,205,449	(4,027,436)	27,206,679	5,610,490	38,225,701	(2,534,363)	(57,843,566)	291,383,527
Strategic Growth	847,023	195,673	(1,042,696)	—	—	3,238,384	5,088,279	(8,370,005)	—
Strategic Income Opportunities	5,640,304	2,435,978	(945,699)	7,130,583	1,668,929	—	(628,254)	903,436	73,944,150
Total Return	4,297,783	195,467	(4,493,250)	—	1,561,513	—	(966,306)	372,803	—
U.S. High Yield Bond	709,578	75,471	(163,688)	621,361	310,697	—	(129,745)	19,652	6,859,824
Value Equity	928,903	184,946	(1,003,253)	110,596	172,673	654,826	1,292,005	(2,440,570)	1,208,817

					$24,921,497	$78,601,994	$14,293,471	($142,176,924)	$1,151,735,652

Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	1,760,102	11,097	(253,071)	1,518,128	$103,538	—	($21,866)	($129,514)	$13,784,602
Asia Pacific Total Return Bond	1,190,057	99,550	(258,610)	1,030,997	319,903	—	(127,666)	307,785	9,959,431
Blue Chip Growth	234,629	295,265	(107,518)	422,376	—	$1,137,316	(254,471)	(1,241,735)	16,434,655
Bond	4,374,801	1,815,099	(1,013,365)	5,176,535	2,036,805	—	(511,014)	2,678,387	82,099,851
Capital Appreciation	518,726	322,851	(162,900)	678,677	15,913	1,620,250	(225,230)	(1,952,260)	9,990,121
Capital Appreciation Value	3,217,190	841,511	(553,303)	3,505,398	994,302	3,440,485	600,978	(3,360,720)	39,260,457
Core Bond	2,475,986	3,733,825	(1,055,530)	5,154,281	745,463	—	(319,553)	2,237,355	67,211,820
Disciplined Value	510,042	182,109	(93,018)	599,133	155,389	808,444	72,587	(1,981,224)	11,359,561
Disciplined Value International	35,474	855,390	(34,442)	856,422	117,128	194,005	(33,127)	(951,682)	9,797,463
Diversified Real Assets	1,961,470	309,324	(360,027)	1,910,767	367,964	155,836	(213,998)	(1,537,328)	18,075,852
Emerging Markets	929,442	95,771	(1,025,213)	—	159,926	—	4,228,394	(4,578,319)	—
Emerging Markets Debt	2,918,179	780,222	—	3,698,401	1,197,397	—	—	1,021,822	33,803,381
Emerging Markets Equity	917,931	558,692	—	1,476,623	83,139	618,908	—	(1,383,477)	14,721,936
Equity Income	709,975	448,487	(128,203)	1,030,259	244,865	1,286,342	197,896	(2,606,927)	18,081,049
Financial Industries	434,154	67,107	(169,445)	331,816	88,002	464,161	422,114	(1,717,011)	5,800,143
Floating Rate Income	3,500,729	176,605	(1,141,834)	2,535,500	915,647	—	(713,641)	253,658	21,095,363

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Fundamental Global Franchise	824,783	511,524	(47,152)	1,289,155	64,493	1,150,894	(26,017)	(1,300,002)	14,438,540
Fundamental Large Cap Core	162,682	111,323	(39,368)	234,637	52,219	874,554	(90,871)	(1,544,777)	10,471,868
Global Absolute Return Strategies	1,580,319	—	(1,580,319)	—	—	—	(340,743)	130,363	—
Global Bond	507,379	8,065	(515,444)	—	80,376	—	644,478	(681,656)	—
Global Equity	1,326,453	185,794	(200,127)	1,312,120	319,997	666,514	50,426	(1,162,099)	14,393,960
Global Shareholder Yield	706,454	34,920	(81,435)	659,939	152,438	178,339	103,681	(537,357)	7,034,952
Global Short Duration Credit	1,121,299	81,915	(1,203,214)	—	289,818	—	(513,896)	485,572	—
Health Sciences	802,264	489,760	(210,991)	1,081,033	—	224,792	(71,063)	(502,117)	4,702,496
High Yield (JHAM)	2,750,744	2,914,261	(608,373)	5,056,632	489,899	—	(51,897)	(177,091)	16,990,284
High Yield (WAMCO)	593,172	30,734	(623,906)	—	163,216	—	632,227	(756,221)	—
International Dynamic Growth	—	290,013	(22,750)	267,263	—	—	(4,121)	(92,117)	2,587,105
International Growth	265,796	100,802	(54,221)	312,377	83,500	141,697	88,630	(652,599)	8,099,939
International Growth Stock	581,071	17,888	(564,426)	34,533	95,104	109,537	1,253,568	(1,473,956)	447,549
International Small Cap	355,853	92,826	(392,333)	56,346	113,823	948,134	1,866,974	(3,307,861)	929,715
International Small Company	618,151	350,278	(57,879)	910,550	104,278	531,241	(4,625)	(1,580,787)	9,078,187
International Value	450,918	28,580	(479,498)	—	147,177	—	2,105,837	(2,513,424)	—
International Value Equity	889,207	7,325	(896,532)	—	50,349	—	471,596	(846,689)	—
Mid Cap Stock	651,812	223,699	(142,497)	733,014	—	2,490,145	138,283	(2,674,708)	15,811,111
Mid Value	1,075,198	341,594	(166,632)	1,250,160	156,096	1,147,252	(254,864)	(3,125,719)	17,427,228
Real Return Bond	3,506,760	316,422	(3,627,897)	195,285	864,941	—	(709,004)	131,046	2,155,951
Science & Technology	788,318	927,218	(392,230)	1,323,306	—	1,486,108	(634,757)	(1,100,112)	4,710,969
Short Duration Credit Opportunities	2,929,094	163,814	(791,047)	2,301,861	773,951	—	(454,253)	632,553	21,775,606
Short Term Government Income	898,209	20,549	(918,758)	—	108,643	—	(114,861)	140,272	—
Small Cap Growth	169,152	317,903	(34,805)	452,250	—	93,415	(102,643)	(556,471)	7,267,658
Small Cap Stock	269,827	98,528	(331,193)	37,162	—	583,949	719,032	(1,478,375)	319,222
Small Cap Value	221,989	246,505	(66,226)	402,268	36,770	165,937	(58,152)	(963,049)	7,639,072
Small Company Value	109,561	33,673	(143,234)	—	19,701	282,255	781,889	(1,417,180)	—
Spectrum Income	2,779,506	74,256	(2,266,583)	587,179	473,641	233,075	(47,633)	(95,811)	6,159,504
Strategic Equity Allocation	13,523,558	4,126,420	(2,846,353)	14,803,625	3,139,725	21,391,751	892,978	(34,653,211)	158,546,822
Strategic Growth	476,278	111,042	(587,320)	—	—	1,818,522	3,095,705	(4,937,543)	—
Strategic Income Opportunities	5,038,695	1,540,527	(873,358)	5,705,864	1,433,773	—	(529,079)	706,699	59,169,806
Total Return	4,033,999	129,211	(4,163,210)	—	1,470,291	—	(839,333)	279,617	—
U.S. High Yield Bond	615,738	49,228	(151,268)	513,698	269,239	—	(50,848)	(45,227)	5,671,230
Value Equity	519,859	86,939	(553,697)	53,101	95,858	363,520	713,991	(1,358,457)	580,393

					$18,594,697	$44,607,378	$11,762,038	($81,969,684)	$767,884,852

Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	739,282	4,605	(121,365)	622,522	$42,967	—	$2,612	($65,800)	$5,652,499
Asia Pacific Total Return Bond	629,077	42,369	(166,535)	504,911	166,029	—	(82,241)	169,130	4,877,440
Blue Chip Growth	62,090	93,520	(31,863)	123,747	—	$292,606	(80,319)	(330,549)	4,814,986
Bond	1,935,378	939,303	(492,559)	2,382,122	895,120	—	(248,738)	1,225,864	37,780,461
Capital Appreciation	137,192	124,480	(79,648)	182,024	4,485	456,659	(45,266)	(571,354)	2,679,389
Capital Appreciation Value	1,238,134	370,517	(326,651)	1,282,000	382,579	1,323,799	325,166	(1,427,038)	14,358,398
Core Bond	1,866,901	1,245,577	(729,380)	2,383,098	499,506	—	(251,296)	1,183,156	31,075,591
Disciplined Value	143,646	58,278	(42,021)	159,903	43,841	228,094	24,266	(551,307)	3,031,758

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Disciplined Value International	8,719	296,195	(31,268)	273,646	36,532	60,510	(30,660)	(277,978)	3,130,506
Diversified Real Assets	674,793	116,202	(175,521)	615,474	126,953	53,765	(66,894)	(520,314)	5,822,389
Emerging Markets	246,302	38,107	(284,409)	—	41,777	—	1,342,356	(1,432,091)	—
Emerging Markets Debt	1,321,588	265,510	—	1,587,098	524,746	—	—	436,994	14,506,075
Emerging Markets Equity	240,822	82,445	—	323,267	21,543	160,367	—	(331,544)	3,222,972
Equity Income	200,235	174,874	(75,464)	299,645	69,169	364,449	96,858	(784,691)	5,258,766
Financial Industries	65,727	9,628	(11,931)	63,424	13,068	68,926	14,631	(220,894)	1,108,644
Floating Rate Income	1,661,916	90,195	(669,199)	1,082,912	415,696	—	(181,451)	(34,797)	9,009,827
Fundamental Global Franchise	316,908	187,552	(26,899)	477,561	24,980	445,779	(16,557)	(511,619)	5,348,681
Fundamental Large Cap Core	45,794	20,325	(14,617)	51,502	14,711	246,377	(32,112)	(417,511)	2,298,523
Global Absolute Return Strategies	664,989	—	(664,989)	—	—	—	(66,410)	(23,426)	—
Global Bond	338,486	5,964	(344,450)	—	52,793	—	529,657	(555,372)	—
Global Equity	506,763	108,273	(130,818)	484,218	123,093	256,388	23,503	(458,497)	5,311,875
Global Shareholder Yield	335,438	18,049	(57,566)	295,921	70,090	82,863	85,397	(285,305)	3,154,513
Global Short Duration Credit	498,515	28,710	(527,225)	—	125,432	—	(221,269)	206,349	—
Health Sciences	175,201	63,258	(69,512)	168,947	—	49,457	(23,787)	(89,434)	734,918
High Yield (JHAM)	1,189,396	1,224,079	(371,220)	2,042,255	202,579	—	(26,516)	(70,900)	6,861,978
High Yield (WAMCO)	255,934	10,721	(266,655)	—	69,031	—	552,318	(607,348)	—
International Dynamic Growth	—	80,927	(5,059)	75,868	—	—	(2,023)	(26,355)	734,404
International Growth	85,861	25,878	(23,551)	88,188	25,514	43,298	39,802	(230,365)	2,286,716
International Growth Stock	173,205	5,727	(167,963)	10,969	30,447	35,069	440,383	(498,292)	142,162
International Small Cap	104,620	26,967	(115,119)	16,468	32,902	274,067	372,186	(793,196)	271,723
International Small Company	181,712	117,657	(26,312)	273,057	30,885	157,346	24,444	(487,594)	2,722,375
International Value	142,171	8,149	(150,320)	—	45,679	—	709,357	(838,108)	—
International Value Equity	280,476	1,159	(281,635)	—	15,724	—	152,211	(269,906)	—
Mid Cap Stock	195,430	63,849	(48,364)	210,915	—	744,205	69,238	(848,406)	4,549,428
Mid Value	330,665	116,079	(76,783)	369,961	47,842	351,625	(111,640)	(923,714)	5,157,261
Real Return Bond	1,592,605	111,969	(1,622,760)	81,814	386,101	—	(248,950)	(22,808)	903,230
Science & Technology	177,376	161,083	(94,003)	244,456	—	336,610	(122,468)	(256,588)	870,264
Short Duration Credit Opportunities	1,252,779	72,124	(429,271)	895,632	316,736	—	(235,834)	304,495	8,472,683
Short Term Government Income	146,730	2,810	(149,540)	—	18,844	—	(15,906)	19,083	—
Small Cap Growth	46,077	82,777	(10,569)	118,285	—	25,642	(28,537)	(155,655)	1,900,840
Small Cap Stock	73,427	33,056	(96,468)	10,015	—	162,107	210,490	(420,337)	86,030
Small Cap Value	65,330	64,910	(25,534)	104,706	10,784	48,668	(18,997)	(272,840)	1,988,374
Small Company Value	32,282	16,441	(48,723)	—	5,803	83,137	292,657	(478,783)	—
Spectrum Income	1,176,967	32,670	(985,424)	224,213	195,611	97,153	740,701	(805,566)	2,351,992
Strategic Equity Allocation	4,428,504	1,530,898	(1,394,960)	4,564,442	1,036,150	7,059,553	789,176	(11,864,364)	48,885,175
Strategic Growth	125,842	28,773	(154,615)	—	—	476,200	841,907	(1,325,114)	—
Strategic Income Opportunities	2,134,894	625,863	(535,902)	2,224,855	582,891	—	(183,425)	233,511	23,071,749
Total Return	2,011,633	64,997	(2,076,630)	—	722,071	—	(390,615)	107,382	—
U.S. High Yield Bond	266,150	19,835	(78,071)	207,914	112,476	—	68,534	(110,719)	2,295,372
Value Equity	146,265	31,164	(161,462)	15,967	26,495	100,475	218,245	(393,361)	174,519

					$7,609,675	$14,085,194	$5,234,184	($26,703,876)	$276,904,486

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	492,833	3,143	(65,897)	430,079	$29,329	—	($6,285)	($38,675)	$3,905,120
Asia Pacific Total Return Bond	420,352	50,889	(122,968)	348,273	113,135	—	(58,244)	123,051	3,364,318
Blue Chip Growth	30,826	53,789	(23,115)	61,500	—	$149,535	(72,994)	(112,577)	2,392,951
Bond	1,237,786	860,788	(328,466)	1,770,108	612,067	—	(168,091)	890,075	28,073,919
Capital Appreciation	66,857	60,724	(40,445)	87,136	2,228	226,867	(39,158)	(251,375)	1,282,646
Capital Appreciation Value	693,302	244,758	(170,044)	768,016	220,541	763,117	121,532	(722,954)	8,601,774
Core Bond	1,402,682	891,589	(534,203)	1,760,068	378,060	—	(198,994)	889,446	22,951,288
Disciplined Value	66,225	65,915	(20,325)	111,815	20,454	106,417	16,757	(289,458)	2,120,003
Disciplined Value International	3,817	152,754	(11,648)	144,923	17,096	28,317	(11,224)	(141,272)	1,657,915
Diversified Real Assets	363,214	106,248	(105,048)	364,414	69,045	29,241	(41,517)	(277,229)	3,447,358
Emerging Markets	102,793	21,433	(124,226)	—	17,800	—	548,589	(587,816)	—
Emerging Markets Debt	841,424	222,145	(17,947)	1,045,622	337,986	—	(13,086)	295,551	9,556,983
Emerging Markets Equity	102,148	37,378	—	139,526	9,183	68,366	—	(140,228)	1,391,079
Equity Income	92,517	145,965	(26,832)	211,650	32,400	173,078	38,640	(407,982)	3,714,453
Floating Rate Income	1,009,390	88,044	(385,902)	711,532	260,853	—	(92,760)	(35,637)	5,919,945
Fundamental Global Franchise	188,097	69,895	(13,687)	244,305	15,218	271,578	(7,953)	(305,026)	2,736,211
Fundamental Large Cap Core	23,082	22,432	(8,452)	37,062	7,510	125,771	(23,549)	(210,974)	1,654,095
Global Absolute Return Strategies	442,866	—	(442,866)	—	—	—	1,949	(49,863)	—
Global Bond	245,639	9,176	(254,815)	—	39,019	—	327,727	(345,026)	—
Global Equity	294,147	86,666	(68,736)	312,077	73,351	152,782	1,125	(249,946)	3,423,488
Global Shareholder Yield	230,666	14,126	(25,893)	218,899	49,689	57,439	39,361	(181,966)	2,333,461
Global Short Duration
Credit	300,831	32,380	(333,211)	—	77,764	—	(140,994)	135,447	—
High Yield (JHAM)	802,858	762,907	(223,716)	1,342,049	137,809	—	(18,899)	(42,008)	4,509,286
High Yield (WAMCO)	172,352	11,062	(183,414)	—	47,371	—	366,177	(401,319)	—
International Dynamic Growth	—	42,036	(2,654)	39,382	—	—	(1,018)	(13,702)	381,219
International Growth	37,819	18,830	(9,964)	46,685	12,103	20,538	10,084	(87,843)	1,210,531
International Growth Stock	90,785	2,789	(87,798)	5,776	14,831	17,081	205,932	(241,024)	74,857
International Small Cap	47,075	12,817	(51,958)	7,934	14,910	124,203	159,008	(350,176)	130,908
International Small Company	81,704	58,580	(11,458)	128,826	14,239	72,545	(4,881)	(207,115)	1,284,396
International Value	71,340	6,168	(77,508)	—	23,301	—	346,135	(411,940)	—
International Value Equity	130,010	4,842	(134,852)	—	7,554	—	69,759	(125,837)	—
Mid Cap Stock	90,984	40,139	(30,016)	101,107	—	350,426	54,838	(402,607)	2,180,878
Mid Value	150,718	72,549	(26,436)	196,831	22,072	162,221	(40,824)	(444,151)	2,743,829
Real Return Bond	1,030,022	135,622	(1,108,042)	57,602	253,653	—	(154,892)	(9,506)	635,921
Short Duration Credit Opportunities	737,178	85,959	(218,709)	604,428	197,921	—	(131,153)	182,473	5,717,886
Short Term Government Income	146,642	5,607	(152,249)	—	17,883	—	(16,803)	20,859	—
Small Cap Growth	—	38,694	(2,960)	35,734	—	—	747	(17,717)	574,243
Small Cap Stock	60,999	25,786	(77,775)	9,010	—	139,357	87,519	(264,266)	77,398
Small Cap Value	45,165	13,103	(11,003)	47,265	7,748	34,967	(16,823)	(162,865)	897,559
Spectrum Income	699,669	33,410	(586,431)	146,648	120,287	58,676	640,008	(668,974)	1,538,334
Strategic Equity Allocation	2,176,676	979,251	(695,773)	2,460,154	522,431	3,559,453	172,231	(5,693,857)	26,348,253
Strategic Growth	61,386	14,391	(75,777)	—	—	236,079	406,996	(646,398)	—

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Income Opportunities	1,270,750	540,590	(303,960)	1,507,380	368,017	—	(6,253)	73,005	15,631,527
Total Return	1,329,023	77,152	(1,406,175)	—	484,270	—	(334,866)	153,545	—
U.S. High Yield Bond	179,715	22,587	(65,925)	136,377	78,262	—	51,350	(78,106)	1,505,601
Value Equity	67,152	10,137	(70,817)	6,472	12,228	46,371	94,823	(182,059)	70,740

					$4,739,618	$6,974,425	$2,160,026	($12,036,022)	$174,040,373

For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	LCQ3	05/19
This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios.		7/19